UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2011




[LOGO OF USAA]
   USAA(R)





PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE STRATEGY FUND
FEBRUARY 28, 2011





                                                                      (Form N-Q)

48470-0411                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
February 28, 2011 (unaudited)

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (32.2%)

            COMMON STOCKS (23.0%)

            CONSUMER DISCRETIONARY (3.1%)
            -----------------------------
            ADVERTISING (0.0%)
    3,700   Interpublic Group of Companies, Inc.*                     $        49
    4,581   National Cinemedia, Inc.                                           86
                                                                      -----------
                                                                              135
                                                                      -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
    2,847   Carter's, Inc.*                                                    81
    2,200   Coach, Inc.(a)                                                    121
    5,308   Jones Group, Inc.                                                  71
      400   Polo Ralph Lauren Corp.                                            51
      690   VF Corp.                                                           66
    1,400   Warnaco Group, Inc.*                                               82
                                                                      -----------
                                                                              472
                                                                      -----------
            APPAREL RETAIL (0.6%)
   64,670   Aeropostale, Inc.*                                              1,678
   16,674   AnnTaylor Stores Corp.*                                           387
    3,300   Gap, Inc.                                                          74
  110,500   Limited Brands, Inc.                                            3,538
    3,047   Men's Wearhouse, Inc.                                              81
    2,200   Omnicom Group, Inc.                                               112
   60,335   Ross Stores, Inc.                                               4,347
    4,817   Stage Stores, Inc.                                                 84
   61,026   TJX Companies, Inc.                                             3,043
                                                                      -----------
                                                                           13,344
                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.3%)
   33,598   Autoliv, Inc.                                                   2,516
      800   BorgWarner, Inc.*                                                  62
    4,184   Dana Holding Corp.*                                                79
    4,900   Johnson Controls, Inc.                                            200
   11,200   Lear Corp.                                                      1,185
    1,981   Tenneco, Inc.*                                                     79
   24,500   TRW Automotive Holdings Corp.*                                  1,392
                                                                      -----------
                                                                            5,513
                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.0%)
   42,200   Ford Motor Co.*                                                   635
                                                                      -----------
            AUTOMOTIVE RETAIL (0.2%)
    9,970   Advance Auto Parts, Inc.(a)                                       625
    2,000   AutoNation, Inc.*                                                  67
   10,400   AutoZone, Inc.*                                                 2,683
    1,600   CarMax, Inc.*                                                      57
    1,681   Group 1 Automotive, Inc.                                           71
    1,000   O'Reilly Automotive, Inc.*                                         56

================================================================================

1  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    5,067   Pep Boys - Manny, Moe & Jack                              $        63
                                                                      -----------
                                                                            3,622
                                                                      -----------
            BROADCASTING (0.0%)
    4,800   CBS Corp. "B"                                                     115
    2,000   Discovery Communications, Inc. "A"*                                86
                                                                      -----------
                                                                              201
                                                                      -----------
            CABLE & SATELLITE (0.1%)
    1,600   Cablevision Systems Corp. "A"                                      59
   60,600   Comcast Corp. "A"                                               1,561
    6,200   DIRECTV "A"*                                                      285
    6,500   Liberty Global, Inc. "A"*(b)                                      273
    2,600   Time Warner Cable, Inc.                                           188
    8,800   Virgin Media, Inc.                                                240
                                                                      -----------
                                                                            2,606
                                                                      -----------
            CASINOS & GAMING (0.0%)
    2,400   Las Vegas Sands Corp.*                                            112
    8,200   MGM Mirage*                                                       114
    4,226   Pinnacle Entertainment, Inc.*                                      56
      400   Wynn Resorts Ltd.                                                  49
                                                                      -----------
                                                                              331
                                                                      -----------
            CATALOG RETAIL (0.0%)
    5,100   Liberty Media Corp. - Interactive "A"*                             82
                                                                      -----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    4,700   Best Buy Co., Inc.                                                151
    3,500   RadioShack Corp.                                                   52
                                                                      -----------
                                                                              203
                                                                      -----------
            CONSUMER ELECTRONICS (0.0%)
    3,400   Garmin Ltd.(b)                                                    115
                                                                      -----------
            DEPARTMENT STORES (0.0%)
    1,900   J.C. Penney Co., Inc.                                              66
    2,200   Kohl's Corp.*                                                     119
    3,100   Macy's, Inc.                                                       74
    1,400   Nordstrom, Inc.                                                    63
    4,656   Saks, Inc.*                                                        57
    1,200   Sears Holdings Corp.*                                             100
                                                                      -----------
                                                                              479
                                                                      -----------
            DISTRIBUTORS (0.0%)
    1,100   Genuine Parts Co.                                                  58
                                                                      -----------
            EDUCATION SERVICES (0.2%)
    2,111   American Public Education, Inc.*                                   90
   20,800   Career Education Corp.*                                           501
   67,180   DeVry, Inc.                                                     3,645
    1,060   ITT Educational Services, Inc.*                                    80
      300   Strayer Education, Inc.                                            41
                                                                      -----------
                                                                            4,357
                                                                      -----------
            FOOTWEAR (0.0%)
    1,256   Deckers Outdoor Corp.*                                            111
    4,329   Iconix Brand Group, Inc.*                                          95
    2,583   NIKE, Inc. "B"                                                    230
                                                                      -----------
                                                                              436
                                                                      -----------
            GENERAL MERCHANDISE STORES (0.5%)
    2,000   Dollar General Corp.*                                              57
      900   Dollar Tree, Inc.*(a)                                              45
  127,100   Family Dollar Stores, Inc.                                      6,365

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   92,600   Target Corp.                                              $     4,866
                                                                      -----------
                                                                           11,333
                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.1%)
   12,000   Home Depot, Inc.                                                  450
   10,800   Lowe's Companies, Inc.                                            282
                                                                      -----------
                                                                              732
                                                                      -----------
            HOMEBUILDING (0.0%)
      100   NVR, Inc.*                                                         73
                                                                      -----------
            HOMEFURNISHING RETAIL (0.0%)
    2,000   Bed Bath & Beyond, Inc.*                                           96
    6,300   Williams-Sonoma, Inc.                                             228
                                                                      -----------
                                                                              324
                                                                      -----------
            HOTELS, RESORTS, & CRUISE LINES (0.0%)
    3,200   Carnival Corp.                                                    137
    1,200   Hyatt Hotels Corp. "A"*                                            55
    2,100   Marriott International, Inc. "A"                                   82
    4,000   Royal Caribbean Cruises Ltd.*                                     175
    1,400   Starwood Hotels & Resorts Worldwide, Inc.                          85
                                                                      -----------
                                                                              534
                                                                      -----------
            HOUSEHOLD APPLIANCES (0.2%)
    1,182   Stanley Black & Decker, Inc.                                       90
   53,072   Whirlpool Corp.                                                 4,378
                                                                      -----------
                                                                            4,468
                                                                      -----------
            HOUSEWARES & SPECIALTIES (0.0%)
    1,000   Fortune Brands, Inc.                                               62
    3,100   Newell Rubbermaid, Inc.                                            60
                                                                      -----------
                                                                              122
                                                                      -----------
            INTERNET RETAIL (0.5%)
    8,900   Amazon.com, Inc.*                                               1,542
   12,600   Expedia, Inc.                                                     250
    1,100   Netflix, Inc.*                                                    228
   18,700   Priceline.com, Inc.*                                            8,488
    2,159   Shutterfly, Inc.*                                                  92
                                                                      -----------
                                                                           10,600
                                                                      -----------
            LEISURE PRODUCTS (0.0%)
    3,580   Brunswick Corp.                                                    82
    1,000   Hasbro, Inc.                                                       45
    3,601   JAKKS Pacific, Inc.*                                               67
    2,500   Mattel, Inc.                                                       63
                                                                      -----------
                                                                              257
                                                                      -----------
            MOTORCYCLE MANUFACTURERS (0.0%)
    1,900   Harley-Davidson, Inc.                                              78
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.1%)
    3,236   AOL, Inc.*                                                         68
    6,612   Live Nation, Inc.*                                                 70
   15,800   News Corp. "A"                                                    274
   45,000   News Corp. "B"                                                    828
    8,000   Time Warner, Inc.                                                 306
    4,100   Viacom, Inc. "B"                                                  183
   12,750   Walt Disney Co.                                                   558
                                                                      -----------
                                                                            2,287
                                                                      -----------
            PUBLISHING (0.1%)
    1,252   John Wiley & Sons, Inc. "A"                                        60
    2,256   McGraw-Hill Companies, Inc.(a)                                     87
   10,700   Scholastic Corp.                                                  336

================================================================================

3  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   10,500   Thomson Reuters Corp.                                     $       414
    1,637   Valassis Communications, Inc.*                                     46
      227   Washington Post Co. "B"                                            99
                                                                      -----------
                                                                            1,042
                                                                      -----------
            RESTAURANTS (0.1%)
    3,869   Bob Evans Farms, Inc.                                             121
   31,800   Brinker International, Inc.                                       752
    2,995   Cheesecake Factory, Inc.*                                          87
      300   Chipotle Mexican Grill, Inc. "A"*                                  74
    1,019   Darden Restaurants, Inc.                                           48
    7,200   McDonald's Corp.(a)                                               545
    5,400   Starbucks Corp.                                                   178
    3,200   Yum! Brands, Inc.                                                 161
                                                                      -----------
                                                                            1,966
                                                                      -----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
      957   Coinstar, Inc.*                                                    41
   42,734   Sotheby's Holdings, Inc. "A"                                    2,103
    2,151   Steiner Leisure Ltd.*                                             102
                                                                      -----------
                                                                            2,246
                                                                      -----------
            SPECIALTY STORES (0.0%)
    3,406   OfficeMax, Inc.*                                                   47
    1,100   PetSmart, Inc.                                                     45
    5,500   Staples, Inc.                                                     117
      800   Tiffany & Co.                                                      49
                                                                      -----------
                                                                              258
                                                                      -----------
            Total Consumer Discretionary                                   68,909
                                                                      -----------
            CONSUMER STAPLES (1.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    4,541   Archer-Daniels-Midland Co.                                        169
    4,100   Bunge Ltd.                                                        296
   26,300   Corn Products International, Inc.                               1,284
                                                                      -----------
                                                                            1,749
                                                                      -----------
            BREWERS (0.0%)
    1,000   Molson Coors Brewing Co. "B"                                       46
                                                                      -----------
            DISTILLERS & VINTNERS (0.0%)
    2,959   Brown-Forman Corp. "B"                                            205
                                                                      -----------
            DRUG RETAIL (0.1%)
    8,800   CVS Caremark Corp.                                                291
   23,200   Walgreen Co.                                                    1,005
                                                                      -----------
                                                                            1,296
                                                                      -----------
            FOOD DISTRIBUTORS (0.0%)
    2,200   Nash Finch Co.                                                     89
    4,100   Sysco Corp.                                                       114
    2,228   United Natural Foods, Inc.*                                        94
                                                                      -----------
                                                                              297
                                                                      -----------
            FOOD RETAIL (0.0%)
    4,500   Kroger Co.                                                        103
    3,047   Safeway, Inc.                                                      67
    1,200   Whole Foods Market, Inc.                                           70
                                                                      -----------
                                                                              240
                                                                      -----------
            HOUSEHOLD PRODUCTS (0.1%)
    6,976   Central Garden & Pet Co. "A"*                                      64
    1,100   Clorox Co.                                                         75
    3,500   Colgate-Palmolive Co.                                             275
   19,100   Energizer Holdings, Inc.*                                       1,276

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,900   Kimberly-Clark Corp.                                      $       191
   20,100   Procter & Gamble Co.                                            1,267
                                                                      -----------
                                                                            3,148
                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.1%)
    3,100   Costco Wholesale Corp.                                            232
   22,500   Wal-Mart Stores, Inc.(a)                                        1,169
                                                                      -----------
                                                                            1,401
                                                                      -----------
            PACKAGED FOODS & MEAT (0.5%)
    1,400   Campbell Soup Co.                                                  47
    4,815   Chiquita Brands International, Inc.*                               83
    3,000   ConAgra Foods, Inc.                                                70
    4,900   General Mills, Inc.(a)                                            182
    2,350   H.J. Heinz Co.(a)                                                 118
   35,420   Hershey Co.                                                     1,853
      800   J.M. Smucker Co.                                                   55
    1,800   Kellogg Co.                                                        96
   11,100   Kraft Foods, Inc. "A"                                             353
      900   McCormick & Co., Inc.                                              43
    1,470   Mead Johnson Nutrition Co.(a)                                      88
    4,700   Sara Lee Corp.                                                     81
        1   Tootsie Roll Industries, Inc.                                      --
  412,289   Tyson Foods, Inc. "A"                                           7,681
                                                                      -----------
                                                                           10,750
                                                                      -----------
            PERSONAL PRODUCTS (0.3%)
    3,300   Avon Products, Inc.                                                92
   57,840   Estee Lauder Companies, Inc. "A"                                5,461
    1,737   Herbalife Ltd.                                                    136
                                                                      -----------
                                                                            5,689
                                                                      -----------
            SOFT DRINKS (0.5%)
    2,300   Coca Cola Enterprises, Inc.                                        61
   14,200   Coca-Cola Co.                                                     908
  271,200   Dr. Pepper Snapple Group, Inc.                                  9,779
   11,086   PepsiCo, Inc.                                                     703
                                                                      -----------
                                                                           11,451
                                                                      -----------
            TOBACCO (0.2%)
   14,800   Altria Group, Inc.(a)                                             376
   55,400   Lorillard, Inc.(a)                                              4,253
   13,100   Philip Morris International, Inc.                                 822
    2,600   Reynolds American, Inc.                                            89
                                                                      -----------
                                                                            5,540
                                                                      -----------
            Total Consumer Staples                                         41,812
                                                                      -----------
            ENERGY (3.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    3,290   Alpha Natural Resources, Inc.*                                    179
   63,800   Arch Coal, Inc.                                                 2,139
    1,620   CONSOL Energy, Inc.                                                82
    2,800   Massey Energy Co.                                                 177
    2,200   Peabody Energy Corp.                                              144
                                                                      -----------
                                                                            2,721
                                                                      -----------
            INTEGRATED OIL & GAS (2.7%)
  209,717   Chevron Corp.(a),(c)                                           21,758
  206,460   ConocoPhillips(a)                                              16,077
  129,852   Exxon Mobil Corp.(a)                                           11,106
   56,622   Hess Corp.                                                      4,928
   27,600   Marathon Oil Corp.(a)                                           1,369
   25,745   Murphy Oil Corp.                                                1,893

================================================================================

5  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   30,100   Occidental Petroleum Corp.                                $     3,070
                                                                      -----------
                                                                           60,201
                                                                      -----------
            OIL & GAS DRILLING (0.0%)
    1,900   Diamond Offshore Drilling, Inc.                                   149
    2,200   Nabors Industries Ltd.*                                            62
    1,300   Pride International, Inc.*                                         54
                                                                      -----------
                                                                              265
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
    3,080   Baker Hughes, Inc.                                                219
    2,493   Bristow Group, Inc.*                                              119
    1,900   Cameron International Corp.*                                      112
    2,759   Complete Production Services, Inc.*                                80
    1,191   Dril-Quip, Inc.*                                                   91
      860   FMC Technologies, Inc.*                                            81
    6,400   Halliburton Co.                                                   300
    5,095   Helix Energy Solutions Group, Inc.*                                78
    2,800   National-Oilwell Varco, Inc.(a)                                   223
   25,800   Oceaneering International, Inc.*                                2,158
    9,684   Schlumberger Ltd.                                                 905
   20,000   Weatherford International Ltd.*                                   484
                                                                      -----------
                                                                            4,850
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    3,100   Anadarko Petroleum Corp.                                          254
    2,600   Apache Corp.                                                      324
    2,187   Berry Petroleum Co. "A"                                           114
    3,782   Brigham Exploration Co.*                                          138
    4,900   Chesapeake Energy Corp.                                           174
      663   Cimarex Energy Co.                                                 77
      700   Concho Resources, Inc.*                                            75
    3,072   Denbury Resources, Inc.*                                           74
    3,200   Devon Energy Corp.                                                293
    1,700   EOG Resources, Inc.                                               191
    1,100   EQT Corp.                                                          54
    4,100   EXCO Resources, Inc.                                               84
    3,059   McMoRan Exploration Co.*                                           54
      900   Newfield Exploration Co.*                                          66
    1,200   Noble Energy, Inc.                                                111
    3,221   Northern Oil and Gas, Inc.*                                       102
    2,400   Petrohawk Energy Corp.*                                            52
    1,000   Pioneer Natural Resources Co.                                     102
    1,200   QEP Resources, Inc.                                                47
    1,300   Range Resources Corp.                                              71
    3,317   Rosetta Resources, Inc.*                                          150
    2,500   Southwestern Energy Co.*                                           99
    1,000   Whiting Petroleum Corp.*                                           65
                                                                      -----------
                                                                            2,771
                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.4%)
   63,300   Sunoco, Inc.                                                    2,650
  189,606   Valero Energy Corp.                                             5,343
    3,847   World Fuel Services Corp.                                         159
                                                                      -----------
                                                                            8,152
                                                                      -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    5,700   El Paso Corp.                                                     106
    3,513   Knightsbridge Tankers Ltd.(b)                                      86
    4,500   Spectra Energy Corp.                                              120
    4,600   Williams Companies, Inc.                                          140
                                                                      -----------
                                                                              452
                                                                      -----------
            Total Energy                                                   79,412
                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            FINANCIALS (3.5%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   11,397   American Capital Ltd.*                                    $       106
  121,271   Ameriprise Financial, Inc.                                      7,679
   13,286   Apollo Investment Corp.                                           164
    5,400   Ares Capital Corp.                                                 96
  229,230   Ashmore Group plc                                               1,250
    9,100   Bank of New York Mellon Corp.                                     277
    5,600   BlackRock, Inc. "A"                                             1,142
   65,100   Blackstone Group LP                                             1,159
    1,500   Eaton Vance Corp.                                                  47
    2,480   Federated Investors, Inc. "B"                                      68
    8,222   Fifth Street Finance Corp.                                        113
    1,000   Franklin Resources, Inc.                                          126
    3,500   Invesco Ltd. ADR                                                   94
   42,000   Janus Capital Group, Inc.                                         564
    1,800   Northern Trust Corp.                                               93
    3,560   State Street Corp.                                                159
    1,900   T. Rowe Price Group, Inc.                                         127
                                                                      -----------
                                                                           13,264
                                                                      -----------
            CONSUMER FINANCE (0.3%)
   21,087   American Express Co.                                              919
   93,223   Capital One Financial Corp.                                     4,640
    4,200   Discover Financial Services                                        91
    3,828   EZCORP, Inc. "A"*                                                 110
    3,800   SLM Corp.*                                                         56
                                                                      -----------
                                                                            5,816
                                                                      -----------
            DIVERSIFIED BANKS (0.2%)
    1,200   Comerica, Inc.                                                     47
   89,700   U.S. Bancorp                                                    2,487
   71,600   Wells Fargo & Co.                                               2,310
                                                                      -----------
                                                                            4,844
                                                                      -----------
            INSURANCE BROKERS (0.1%)
    2,000   Aon Corp.                                                         105
   84,000   Marsh & McLennan Companies, Inc.                                2,557
                                                                      -----------
                                                                            2,662
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    6,700   Charles Schwab Corp.                                              127
    3,500   Goldman Sachs Group, Inc.(a)                                      573
   10,700   Morgan Stanley                                                    318
                                                                      -----------
                                                                            1,018
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.5%)
  105,458   AFLAC, Inc.                                                     6,207
   11,606   CNO Financial Group, Inc.*                                         84
    2,400   Lincoln National Corp.                                             76
    4,900   MetLife, Inc.                                                     232
    2,300   Principal Financial Group, Inc.                                    79
   36,800   Prudential Financial, Inc.                                      2,423
   34,300   Torchmark Corp.                                                 2,238
    2,400   Unum Group                                                         64
                                                                      -----------
                                                                           11,403
                                                                      -----------
            MULTI-LINE INSURANCE (0.1%)
    3,395   American International Group, Inc.*(b)                            126
   37,300   Assurant, Inc.                                                  1,515
    3,600   Genworth Financial, Inc. "A"*                                      48
    3,000   Hartford Financial Services Group, Inc.                            89
    2,410   Loews Corp.                                                       104

================================================================================

7  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   27,500   Unitrin, Inc.                                             $       805
                                                                      -----------
                                                                            2,687
                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   68,300   Bank of America Corp.                                             976
  580,900   Citigroup, Inc.*(a)                                             2,719
  121,251   J.P. Morgan Chase & Co.                                         5,661
                                                                      -----------
                                                                            9,356
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.8%)
    2,500   ACE Ltd.                                                          158
   39,400   Allstate Corp.                                                  1,252
    5,240   Assured Guaranty Ltd.                                              76
  140,997   Berkshire Hathaway, Inc. "B"*(c)                               12,306
   21,100   Chubb Corp.                                                     1,280
    4,200   MBIA, Inc.*                                                        47
    5,400   Progressive Corp.                                                 113
   44,000   Travelers Companies, Inc.                                       2,637
      200   White Mountains Insurance Group Ltd.                               76
                                                                      -----------
                                                                           17,945
                                                                      -----------
            REGIONAL BANKS (0.3%)
    4,900   BB&T Corp.                                                        135
    5,150   Cathay General Bancorp                                             91
    3,807   City Holding Co.                                                  130
    8,200   City National Corp.                                               483
   64,600   East West Bancorp, Inc.                                         1,500
    6,500   Fifth Third Bancorp                                                95
        1   Home BancShares, Inc.                                              --
    9,000   Huntington Bancshares, Inc.                                        62
    4,556   Independent Bank Corp.                                            124
    7,100   KeyCorp                                                            65
   25,000   M&T Bank Corp.                                                  2,201
    5,783   MB Financial, Inc.                                                119
   12,573   National Penn Bancshares, Inc.                                    100
    4,818   Pacwest Bancorp                                                   100
    3,800   PNC Financial Services Group, Inc.                                234
    9,625   Regions Financial Corp.                                            74
   16,811   Sterling Bancshares, Inc.                                         152
    3,500   SunTrust Banks, Inc.                                              106
   10,355   Susquehanna Bancshares, Inc.                                       99
    4,934   Texas Capital Bancshares, Inc.*                                   125
    8,168   Umpqua Holdings Corp.                                              93
                                                                      -----------
                                                                            6,088
                                                                      -----------
            REINSURANCE (0.0%)
    1,400   Arch Capital Group Ltd.*                                          127
    1,300   Endurance Specialty Holdings Ltd.                                  64
    1,800   Everest Re Group Ltd.                                             160
    2,300   PartnerRe Ltd.                                                    182
    1,700   RenaissanceRe Holdings Ltd.                                       114
    1,809   Validus Holdings Ltd.                                              56
                                                                      -----------
                                                                              703
                                                                      -----------
            SPECIALIZED FINANCE (0.1%)
    1,500   CIT Group, Inc.*                                                   65
      500   CME Group, Inc.                                                   156
      500   IntercontinentalExchange, Inc.*                                    64
   53,000   Moody's Corp.                                                   1,691
    1,900   NYSE Euronext                                                      70
    3,348   PHH Corp.*                                                         82
                                                                      -----------
                                                                            2,128
                                                                      -----------
            THRIFTS & MORTGAGE FINANCE (0.0%)
   11,068   Brookline Bancorp, Inc.                                           115
                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    4,300   Hudson City Bancorp, Inc.                                 $        49
    6,275   MGIC Investment Corp.*                                             54
    7,000   New York Community Bancorp, Inc.                                  131
    7,816   Oritani Financial Corp.                                           101
                                                                      -----------
                                                                              450
                                                                      -----------
            Total Financials                                               78,364
                                                                      -----------
            HEALTH CARE (2.6%)
            ------------------
            BIOTECHNOLOGY (0.3%)
    2,500   Alexion Pharmaceuticals, Inc.*                                    241
    6,800   Amgen, Inc.*                                                      349
    4,000   Amylin Pharmaceuticals, Inc.*                                      61
    7,600   Biogen Idec, Inc.*                                                520
    2,900   BioMarin Pharmaceutical, Inc.*                                     71
   13,100   Celgene Corp.*                                                    696
    2,227   Cephalon, Inc.*                                                   125
    3,424   Cepheid*                                                           91
    4,051   Cubist Pharmaceuticals, Inc.*                                      89
    3,800   Dendreon Corp.*                                                   128
    7,600   Genzyme Corp.*                                                    573
   47,700   Gilead Sciences, Inc.*                                          1,859
    5,340   Human Genome Sciences, Inc.*                                      134
    3,751   Incyte Corp.*                                                      51
    7,708   Micromet, Inc.*                                                    48
    2,757   Onyx Pharmaceuticals, Inc.*                                        97
    1,706   Pharmasset, Inc.*                                                  85
    1,820   Regeneron Pharmaceuticals, Inc.*                                   66
    4,882   Seattle Genetics, Inc.*                                            73
    2,826   Theravance, Inc.*                                                  64
    1,400   United Therapeutics Corp.*                                         94
    1,600   Vertex Pharmaceuticals, Inc.*                                      75
                                                                      -----------
                                                                            5,590
                                                                      -----------
            HEALTH CARE DISTRIBUTORS (0.1%)
   44,400   AmerisourceBergen Corp.                                         1,683
   27,700   Cardinal Health, Inc.                                           1,154
      700   Henry Schein, Inc.*                                                48
    2,000   McKesson Corp.                                                    159
                                                                      -----------
                                                                            3,044
                                                                      -----------
            HEALTH CARE EQUIPMENT (0.3%)
    3,649   American Medical Systems Holdings, Inc.*                           80
    4,400   Baxter International, Inc.                                        234
    1,700   Becton, Dickinson and Co.                                         136
   11,489   Boston Scientific Corp.*                                           82
    3,900   C.R. Bard, Inc.                                                   381
   14,400   Covidien plc                                                      741
    2,667   Cyberonics, Inc.*                                                  88
    4,256   DexCom, Inc.*                                                      62
      800   Edwards Lifesciences Corp.*                                        68
   24,838   Hospira, Inc.*                                                  1,313
      300   Intuitive Surgical, Inc.*                                          98
    2,820   Masimo Corp.                                                       85
   40,900   Medtronic, Inc.(a)                                              1,633
    2,813   NuVasive, Inc.*                                                    75
    1,200   ResMed, Inc.*                                                      38
   29,600   St. Jude Medical, Inc.*                                         1,417
    2,300   Stryker Corp.                                                     146
      900   Varian Medical Systems, Inc.*                                      62
    3,318   Volcano Corp.*                                                     87
    1,600   Zimmer Holdings, Inc.*                                            100
                                                                      -----------
                                                                            6,926
                                                                      -----------

================================================================================

9  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (0.0%)
    4,634   AmSurg Corp.*                                             $       110
    5,505   HealthSouth Corp.*                                                133
    5,123   Kindred Healthcare, Inc.*                                         128
   14,400   Tenet Healthcare Corp.*                                           103
                                                                      -----------
                                                                              474
                                                                      -----------
            HEALTH CARE SERVICES (0.1%)
      700   DaVita, Inc.*                                                      56
    4,498   Emergency Medical Services Corp. "A"*                             284
   17,300   Express Scripts, Inc.*                                            973
    2,144   IPC The Hospitalist Co., Inc.*                                     87
      800   Laboratory Corp. of America Holdings*                              72
    1,478   Landauer, Inc.                                                     93
   13,600   Medco Health Solutions, Inc.*(a)                                  838
    1,200   Quest Diagnostics, Inc.                                            68
                                                                      -----------
                                                                            2,471
                                                                      -----------
            HEALTH CARE SUPPLIES (0.1%)
   36,702   Cooper Companies, Inc.                                          2,269
    3,803   Meridian Bioscience, Inc.                                          82
                                                                      -----------
                                                                            2,351
                                                                      -----------
            HEALTH CARE TECHNOLOGY (0.0%)
    1,635   athenahealth, Inc.*                                                74
      600   Cerner Corp.*                                                      60
                                                                      -----------
                                                                              134
                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
   17,800   Illumina, Inc.*                                                 1,235
    1,300   Life Technologies Corp.*                                           69
    4,338   Luminex Corp.*                                                     82
      300   Mettler Toledo International, Inc.*                                51
      450   Sequenom, Inc.*                                                     3
    3,000   Thermo Fisher Scientific, Inc.*                                   168
      744   Waters Corp.*                                                      62
                                                                      -----------
                                                                            1,670
                                                                      -----------
            MANAGED HEALTH CARE (0.9%)
   45,490   Aetna, Inc.                                                     1,699
   44,275   CIGNA Corp.                                                     1,863
    2,335   HealthSpring, Inc.*                                                88
  161,540   Humana, Inc.*                                                  10,502
  110,634   UnitedHealth Group, Inc.(a)                                     4,711
    3,000   WellPoint, Inc.*                                                  199
                                                                      -----------
                                                                           19,062
                                                                      -----------
            PHARMACEUTICALS (0.7%)
   17,600   Abbott Laboratories                                               847
    2,200   Allergan, Inc.                                                    163
   13,925   Bristol-Myers Squibb Co.(a)                                       359
  174,200   Eli Lilly and Co.                                               6,020
  158,018   Endo Pharmaceuticals Holdings, Inc.*                            5,613
    2,200   Forest Laboratories, Inc.*                                         71
   18,600   Johnson & Johnson(a)                                            1,143
   22,166   Merck & Co., Inc.(a)                                              722
    3,100   Mylan, Inc.*                                                       71
    4,881   Nektar Therapeutics*                                               47
    2,332   Par Pharmaceutical Companies, Inc.*                                72
   55,565   Pfizer, Inc.(a)                                                 1,069
    2,014   Salix Pharmaceuticals Ltd.*                                        67
    4,183   ViroPharma, Inc.*                                                  75
                                                                      -----------
                                                                           16,339
                                                                      -----------
            Total Health Care                                              58,061
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            INDUSTRIALS (1.6%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    5,200   Boeing Co.                                                $       374
    2,400   General Dynamics Corp.                                            183
      900   Goodrich Corp.                                                     78
    1,860   HEICO Corp.                                                       103
    5,500   Honeywell International, Inc.                                     319
    1,360   ITT Corp.                                                          79
      800   L-3 Communications Holdings, Inc.                                  63
    2,200   Lockheed Martin Corp.(a)                                          174
    2,541   Moog, Inc. "A"*                                                   115
   70,500   Northrop Grumman Corp.(a)                                       4,701
    1,000   Precision Castparts Corp.                                         142
    2,700   Raytheon Co.(a)                                                   138
    1,100   Rockwell Collins, Inc.                                             71
    6,200   United Technologies Corp.(a)                                      518
                                                                      -----------
                                                                            7,058
                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.0%)
    1,342   Atlas Air Worldwide Holdings, Inc.*                                92
    1,300   C.H. Robinson Worldwide, Inc.                                      94
    1,600   Expeditors International of Washington, Inc.                       76
    2,300   FedEx Corp.                                                       207
    3,770   Forward Air Corp.                                                 112
    4,900   United Parcel Service, Inc. "B"                                   362
                                                                      -----------
                                                                              943
                                                                      -----------
            AIRLINES (0.1%)
    5,400   Delta Air Lines, Inc.*                                             61
    9,205   JetBlue Airways Corp.*                                             52
    5,800   Southwest Airlines Co.                                             69
   53,815   United Continental Holdings, Inc.*                              1,294
    4,242   US Airways Group, Inc.*                                            36
                                                                      -----------
                                                                            1,512
                                                                      -----------
            BUILDING PRODUCTS (0.0%)
    4,118   Quanex Building Products Corp.                                     78
    2,624   Universal Forest Products, Inc.                                    89
                                                                      -----------
                                                                              167
                                                                      -----------
            COMMERCIAL PRINTING (0.0%)
    3,515   Deluxe Corp.                                                       90
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.0%)
    3,270   EMCOR Group, Inc.*                                                104
    1,489   Fluor Corp.                                                       105
    2,773   Layne Christensen Co.*                                             93
                                                                      -----------
                                                                              302
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    3,339   ArvinMeritor, Inc.*                                                60
      500   Bucyrus International, Inc.                                        46
   27,700   Caterpillar, Inc.                                               2,851
    1,600   Cummins, Inc.                                                     162
    3,100   Deere & Co.                                                       279
      800   Joy Global, Inc.                                                   78
   50,100   Navistar International Corp.*                                   3,105
    2,500   Oshkosh Corp.*                                                     89
    2,600   PACCAR, Inc.                                                      130
    2,800   Toro Co.                                                          175
                                                                      -----------
                                                                            6,975
                                                                      -----------
            DIVERSIFIED SUPPORT SERVICES (0.0%)
    1,900   Copart, Inc.*                                                      80

================================================================================

11  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    3,500   G & K Services, Inc. "A"                                  $       113
    3,430   McGrath RentCorp                                                   94
    4,298   Mobile Mini, Inc.*                                                 98
                                                                      -----------
                                                                              385
                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    1,810   Acuity Brands, Inc.                                               102
    2,124   American Superconductor Corp.*                                     56
    1,050   AMETEK, Inc.                                                       44
    2,940   Belden, Inc.                                                      108
    4,800   Cooper Industries plc                                             309
    5,300   Emerson Electric Co.                                              316
    4,070   GrafTech International Ltd.*                                       81
    1,600   Hubbell, Inc. "B"                                                 108
    1,100   Rockwell Automation, Inc.                                          97
      600   Roper Industries, Inc.                                             51
                                                                      -----------
                                                                            1,272
                                                                      -----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
    2,400   Republic Services, Inc. "A"                                        71
    3,512   Tetra Tech, Inc.*                                                  83
    3,300   Waste Management, Inc.                                            122
                                                                      -----------
                                                                              276
                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.2%)
    5,200   3M Co.                                                            479
   75,600   General Electric Co.                                            1,581
    7,000   McDermott International, Inc.*                                    161
   38,500   Textron, Inc.                                                   1,043
    3,700   Tyco International Ltd.                                           168
                                                                      -----------
                                                                            3,432
                                                                      -----------
            INDUSTRIAL MACHINERY (0.4%)
    2,270   3D Systems Corp.*                                                 111
    3,500   Babcock & Wilcox Co.*                                             118
    4,946   Barnes Group, Inc.                                                105
    2,676   Chart Industries, Inc.*                                           122
    3,800   Danaher Corp.                                                     192
      800   Donaldson Co., Inc.                                                45
    1,400   Dover Corp.                                                        90
   20,000   Eaton Corp.                                                     2,216
    2,283   EnPro Industries, Inc.*                                            91
      400   Flowserve Corp.                                                    50
    3,200   Illinois Tool Works, Inc.                                         173
    2,300   Ingersoll-Rand plc                                                104
    1,282   Middleby Corp.*                                                   115
    1,200   Parker-Hannifin Corp.                                             107
  116,056   Timken Co.                                                      5,654
                                                                      -----------
                                                                            9,293
                                                                      -----------
            OFFICE SERVICES & SUPPLIES (0.1%)
   32,200   Avery Dennison Corp.                                            1,286
    4,170   Herman Miller, Inc.                                               112
    1,525   United Stationers, Inc.*                                          103
                                                                      -----------
                                                                            1,501
                                                                      -----------
            RAILROADS (0.0%)
    2,800   CSX Corp.                                                         209
    2,700   Norfolk Southern Corp.                                            177
    3,600   Union Pacific Corp.                                               344
                                                                      -----------
                                                                              730
                                                                      -----------
            RESEARCH & CONSULTING SERVICES (0.0%)
    1,682   CoStar Group, Inc.*                                                95
    3,794   Resources Connection, Inc.                                         73

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    3,000   Verisk Analytics, Inc. "A"*                               $        97
                                                                      -----------
                                                                              265
                                                                      -----------
            SECURITY & ALARM SERVICES (0.0%)
    3,272   Brink's Co.                                                       101
                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (0.0%)
      900   Fastenal Co.                                                       56
    3,889   Interline Brands, Inc.*                                            85
    3,144   Kaman Corp.                                                       100
      400   W.W. Grainger, Inc.                                                54
                                                                      -----------
                                                                              295
                                                                      -----------
            TRUCKING (0.1%)
   29,500   Ryder System, Inc.                                              1,411
                                                                      -----------
            Total Industrials                                              36,008
                                                                      -----------
            INFORMATION TECHNOLOGY (4.2%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
    3,600   Adobe Systems, Inc.*                                              124
    1,775   Autodesk, Inc.*                                                    75
    3,151   Blackbaud, Inc.                                                    84
    1,400   Citrix Systems, Inc.*                                              98
    1,377   Concur Technologies, Inc.*                                         72
    3,683   Henry Jack & Associates, Inc.                                     118
    2,100   Intuit, Inc.*                                                     110
    6,346   Mentor Graphics Corp.*                                            101
    3,872   Parametric Technology Corp.*                                       92
      800   Salesforce.com, Inc.*                                             106
    2,402   SuccessFactors, Inc.*                                              86
    2,427   Taleo Corp. "A"*                                                   78
    4,059   TIBCO Software, Inc.*                                             100
    5,458   TiVo, Inc.*                                                        56
    1,779   Ultimate Software Group, Inc.*                                     95
                                                                      -----------
                                                                            1,395
                                                                      -----------
            COMMUNICATIONS EQUIPMENT (0.3%)
    1,344   Acme Packet, Inc.*                                                101
    2,437   ADTRAN, Inc.                                                      111
    7,302   ARRIS Group, Inc.*                                                 96
    2,500   Aruba Networks, Inc.*                                              76
    2,811   Black Box Corp.                                                   107
    2,600   Ciena Corp.*                                                       72
  246,500   Cisco Systems, Inc.*(a)                                         4,575
      600   F5 Networks, Inc.*                                                 71
    2,868   Finisar Corp.*                                                    118
    1,000   Harris Corp.                                                       47
    2,417   InterDigital, Inc.                                                115
    3,500   Juniper Networks, Inc.*                                           154
    2,337   Motorola Mobility Holdings, Inc.*                                  71
   13,571   Motorola Solutions, Inc.*                                         524
    2,220   Plantronics, Inc.                                                  77
   11,500   QUALCOMM, Inc.                                                    685
    1,441   Riverbed Technology, Inc.*                                         60
                                                                      -----------
                                                                            7,060
                                                                      -----------
            COMPUTER HARDWARE (1.0%)
   42,726   Apple, Inc.*(a)                                                15,091
  179,171   Dell, Inc.*(a)                                                  2,836
   86,856   Hewlett-Packard Co.(a)                                          3,790
                                                                      -----------
                                                                           21,717
                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
   33,100   EMC Corp.*                                                        901

================================================================================

13  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   20,300   Lexmark International, Inc. "A"*                          $       762
   12,897   Logitech International S.A.*                                      245
    2,600   NetApp, Inc.*                                                     134
    1,700   SanDisk Corp.*                                                     85
    1,674   Western Digital Corp.*                                             51
                                                                      -----------
                                                                            2,178
                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    1,500   Alliance Data Systems Corp.*                                      118
    3,500   Automatic Data Processing, Inc.                                   175
    1,100   Computer Sciences Corp.(a)                                         53
    3,357   Euronet Worldwide, Inc.*                                           61
    2,000   Fidelity National Information Services, Inc.                       65
    1,100   Fiserv, Inc.*                                                      70
    4,713   Heartland Payment Systems, Inc.                                    92
      700   MasterCard, Inc. "A"(a)                                           168
    2,400   Paychex, Inc.                                                      81
    2,087   VeriFone Holdings, Inc.*                                           95
    3,000   Visa, Inc. "A"                                                    219
    4,800   Western Union Co.                                                 105
                                                                      -----------
                                                                            1,302
                                                                      -----------
            ELECTRONIC COMPONENTS (0.0%)
    1,200   Amphenol Corp. "A"                                                 69
   11,000   Corning, Inc.                                                     253
   12,000   Dolby Laboratories, Inc. "A"*                                     607
                                                                      -----------
                                                                              929
                                                                      -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    2,700   Agilent Technologies, Inc.*                                       114
    2,722   MTS Systems Corp.                                                 126
                                                                      -----------
                                                                              240
                                                                      -----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
    4,506   Benchmark Electronics, Inc.*                                       85
    2,216   Plexus Corp.*                                                      70
                                                                      -----------
                                                                              155
                                                                      -----------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
    3,600   Activision Blizzard, Inc.*                                         40
                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.5%)
    1,500   Akamai Technologies, Inc.*                                         56
    1,688   Digital River, Inc.*                                               57
    8,400   eBay, Inc.*                                                       281
        1   Equinix, Inc.*                                                     --
   17,400   Google, Inc. "A"*(a)                                           10,673
    2,475   Rackspace Hosting, Inc.*                                           91
    4,388   ValueClick, Inc.*                                                  66
    1,500   VeriSign, Inc.                                                     53
    1,200   VistaPrint N.V.*                                                   61
   10,400   Yahoo!, Inc.*                                                     171
                                                                      -----------
                                                                           11,509
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (0.1%)
   17,600   Accenture plc "A"                                                 906
    5,900   Amdocs Ltd.*                                                      176
    1,821   CACI International, Inc. "A"*                                     108
    2,200   Cognizant Technology Solutions Corp. "A"*                         169
    9,000   International Business Machines Corp.(a)                        1,457
    1,200   Teradata Corp.*                                                    57
                                                                      -----------
                                                                            2,873
                                                                      -----------
            OFFICE ELECTRONICS (0.0%)
   10,909   Xerox Corp.                                                       117
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            SEMICONDUCTOR EQUIPMENT (0.1%)
   64,500   Applied Materials, Inc.                                   $     1,060
    3,051   FEI Co.*                                                          102
    1,200   KLA-Tencor Corp.                                                   59
      900   Lam Research Corp.*                                                49
    1,508   Veeco Instruments, Inc.*                                           72
                                                                      -----------
                                                                            1,342
                                                                      -----------
            SEMICONDUCTORS (1.1%)
  209,700   Altera Corp.                                                    8,778
  197,000   Analog Devices, Inc.                                            7,856
   13,400   Atmel Corp.*                                                      197
    3,800   Broadcom Corp. "A"                                                157
    2,362   Cavium Networks, Inc.*                                            102
    2,900   Cree, Inc.*                                                       153
    1,500   First Solar, Inc.*(b)                                             221
  184,600   Intel Corp.                                                     3,963
    1,700   Linear Technology Corp.                                            59
   15,800   Marvell Technology Group Ltd.*                                    289
    2,300   Maxim Integrated Products, Inc.                                    63
    5,200   Microchip Technology, Inc.                                        192
  231,900   Micron Technology, Inc.*                                        2,581
    4,258   Microsemi Corp.*                                                   94
    2,715   NetLogic Microsystems, Inc.*                                      112
    4,500   NVIDIA Corp.*                                                     102
    9,285   RF Micro Devices, Inc.*                                            70
    3,934   Semtech Corp.*                                                     93
    8,400   Texas Instruments, Inc.                                           299
    6,431   TriQuint Semiconductor, Inc.*                                      92
    2,000   Xilinx, Inc.                                                       66
                                                                      -----------
                                                                           25,539
                                                                      -----------
            SYSTEMS SOFTWARE (0.8%)
    3,482   Ariba, Inc.*                                                      108
    1,400   BMC Software, Inc.*                                                69
   55,163   CA, Inc.                                                        1,367
    2,047   CommVault Systems, Inc.*                                           75
    2,116   Fortinet, Inc.*                                                    86
    1,200   McAfee, Inc.*                                                      57
  237,009   Microsoft Corp.(a)                                              6,300
  194,400   Oracle Corp.(a)                                                 6,396
    3,057   Progress Software Corp.*                                           90
    1,500   Red Hat, Inc.*                                                     62
      900   Rovi Corp.*                                                        50
    6,500   Symantec Corp.*                                                   117
   38,300   VMware, Inc. "A"*                                               3,204
                                                                      -----------
                                                                           17,981
                                                                      -----------
            TECHNOLOGY DISTRIBUTORS (0.0%)
    9,722   Brightpoint, Inc.*                                                123
    4,121   Insight Enterprises, Inc.*                                         75
    2,685   ScanSource, Inc.*                                                  98
                                                                      -----------
                                                                              296
                                                                      -----------
            Total Information Technology                                   94,673
                                                                      -----------
            MATERIALS (0.9%)
            ----------------
            ALUMINUM (0.0%)
    7,600   Alcoa, Inc.                                                       128
    2,356   Kaiser Aluminum Corp.                                             119
                                                                      -----------
                                                                              247
                                                                      -----------
            COMMODITY CHEMICALS (0.0%)
    1,200   Celanese Corp. "A"                                                 50

================================================================================

15  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,262   Koppers Holdings, Inc.                                    $        91
                                                                      -----------
                                                                              141
                                                                      -----------
            DIVERSIFIED CHEMICALS (0.4%)
   37,500   Cabot Corp.                                                     1,622
    8,200   Dow Chemical Co.                                                  305
   58,400   E.I. du Pont de Nemours & Co.                                   3,204
   16,319   Eastman Chemical Co.                                            1,524
      500   FMC Corp.                                                          39
   17,000   PPG Industries, Inc.                                            1,502
    3,985   Solutia, Inc.*                                                     93
                                                                      -----------
                                                                            8,289
                                                                      -----------
            DIVERSIFIED METALS & MINING (0.1%)
   13,800   Freeport-McMoRan Copper & Gold, Inc.                              731
    5,016   Globe Specialty Metals, Inc.                                      117
    1,596   Molycorp, Inc.*                                                    77
      400   Walter Industries, Inc.                                            48
                                                                      -----------
                                                                              973
                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
      596   CF Industries Holdings, Inc.(a)                                    84
    3,800   Monsanto Co.                                                      273
    1,200   Mosaic Co.                                                        103
                                                                      -----------
                                                                              460
                                                                      -----------
            FOREST PRODUCTS (0.0%)
    3,909   Weyerhaeuser Co.                                                   96
                                                                      -----------
            INDUSTRIAL GASES (0.0%)
    1,500   Air Products & Chemicals, Inc.                                    138
    2,100   Praxair, Inc.                                                     209
                                                                      -----------
                                                                              347
                                                                      -----------
            METAL & GLASS CONTAINERS (0.0%)
    1,400   Ball Corp.                                                         51
                                                                      -----------
            PAPER PRODUCTS (0.1%)
   12,500   Domtar Corp.                                                    1,092
   49,914   International Paper Co.(a)                                      1,387
                                                                      -----------
                                                                            2,479
                                                                      -----------
            SPECIALTY CHEMICALS (0.3%)
    3,844   A. Schulman, Inc.                                                  86
    1,700   Ecolab, Inc.                                                       83
    4,028   Ferro Corp.*                                                       64
   58,162   Lubrizol Corp.                                                  6,332
    5,216   PolyOne Corp.*                                                     72
      700   Sherwin-Williams Co.                                               57
      900   Sigma-Aldrich Corp.                                                57
    2,354   W.R. Grace & Co.*                                                  90
                                                                      -----------
                                                                            6,841
                                                                      -----------
            STEEL (0.0%)
    3,100   AK Steel Holding Corp.                                             50
    1,000   Cliffs Natural Resources, Inc.                                     97
    2,400   Nucor Corp.                                                       115
    3,900   United States Steel Corp.                                         224
                                                                      -----------
                                                                              486
                                                                      -----------
            Total Materials                                                20,410
                                                                      -----------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
  445,800   AT&T, Inc.(a)                                                  12,652
    2,205   CenturyLink, Inc.                                                  91

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    7,508   Frontier Communications Corp.                             $        64
   35,900   Qwest Communications International, Inc.                          245
   22,200   Verizon Communications, Inc.                                      819
                                                                      -----------
                                                                           13,871
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    3,000   American Tower Corp. "A"*                                         162
    2,100   Crown Castle International Corp.*                                  88
   27,200   MetroPCS Communications, Inc.*                                    392
    1,250   NII Holdings, Inc. "B"*                                            51
    4,740   NTELOS Holdings Corp.                                              92
   81,400   Sprint Nextel Corp.*                                              356
                                                                      -----------
                                                                            1,141
                                                                      -----------
            Total Telecommunication Services                               15,012
                                                                      -----------
            UTILITIES (0.9%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
    3,300   American Electric Power Co., Inc.                                 118
    9,400   Duke Energy Corp.                                                 169
    2,300   Edison International                                               85
    1,400   Entergy Corp.                                                     100
    4,500   Exelon Corp.                                                      188
    2,200   FirstEnergy Corp.                                                  84
    2,800   NextEra Energy, Inc.                                              155
    5,854   Otter Tail Corp.                                                  132
    7,623   Portland General Electric Co.                                     179
    3,500   PPL Corp.                                                          89
    2,100   Progress Energy, Inc.                                              96
    5,800   Southern Co.                                                      221
                                                                      -----------
                                                                            1,616
                                                                      -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    5,400   AES Corp.*                                                         67
  309,900   Constellation Energy Group, Inc.                                9,628
                                                                      -----------
                                                                            9,695
                                                                      -----------
            MULTI-UTILITIES (0.4%)
    1,700   Ameren Corp.                                                       48
    2,900   CenterPoint Energy, Inc.                                           46
    3,274   CH Energy Group, Inc.                                             161
    2,000   Consolidated Edison, Inc.                                         100
    4,300   Dominion Resources, Inc.                                          196
   91,000   DTE Energy Co.                                                  4,284
   46,213   NiSource, Inc.                                                    885
    1,013   NSTAR                                                              46
   10,700   PG&E Corp.                                                        493
    3,609   Public Service Enterprise Group, Inc.                             118
    1,793   Sempra Energy                                                      95
    5,800   TECO Energy, Inc.                                                 105
   20,300   Wisconsin Energy Corp.                                          1,202
    3,400   Xcel Energy, Inc.                                                  81
                                                                      -----------
                                                                            7,860
                                                                      -----------
            WATER UTILITIES (0.0%)
    3,443   American States Water Co.                                         116
                                                                      -----------
            Total Utilities                                                19,287
                                                                      -----------
            Total Common Stocks (cost: $416,453)                          511,948
                                                                      -----------

================================================================================

17  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                     MARKET
$(000)/                                                                     VALUE
SHARES      SECURITY                                                        (000)
---------------------------------------------------------------------------------
            PREFERRED SECURITIES (1.2%)

            CONSUMER STAPLES (0.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
   80,000   Dairy Farmers of America, Inc., 7.88%,
              cumulative redeemable, perpetual*(d)                    $     7,313
                                                                      -----------
            FINANCIALS (0.9%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    4,000   US Bancorp, 7.19%, perpetual*                                   3,358
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.1%)
  130,000   Delphi Financial Group, Inc., 7.38%, perpetual*                 3,152
                                                                      -----------
            MULTI-LINE INSURANCE (0.3%)
       70   International Lease Finance Corp., 0.61%, perpetual*(e)         5,600
                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
  235,000   Citigroup Capital XIII, 7.88%,
              cumulative redeemable, perpetual*                             6,390
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.0%)
   $3,000   Security Capital Assurance Ltd., 6.88%, perpetual*(e)              --
                                                                      -----------
            REGIONAL BANKS (0.0%)
       10   CoBank, ACB, 7.81%, perpetual*(d)                                 468
                                                                      -----------
            Total Financials                                               18,968
                                                                      -----------
            GOVERNMENT (0.0%)
            -----------------
            U.S. GOVERNMENT (0.0%)
  140,000   Fannie Mae, 8.25%, perpetual*                                     283
   80,000   Freddie Mac, 8.38%, perpetual*                                    155
                                                                      -----------
            Total Government                                                  438
                                                                      -----------
            Total Preferred Securities (cost: $32,800)                     26,719
                                                                      -----------
            WARRANTS (0.0%)

            ENERGY (0.0%)
            -------------
            COAL & CONSUMABLE FUELS (0.0%)
       90   GreenHunter Energy, Inc.,
              acquired 07/15/2008; cost: $0*(b),(e),(f)                        --
                                                                      -----------
            INVESTMENT COMPANIES (8.0%)
  127,371   iShares Russell 2000 Index ETF                                 10,479
1,096,530   SPDR Trust Series 1 ETF                                       146,003
  373,680   Vanguard Dividend Appreciation Index Fund(b)                   20,627
                                                                      -----------
            Total Investment Companies (cost: $148,958)                   177,109
                                                                      -----------
            Total U.S. Equity Securities (cost: $598,211)                 715,776
                                                                      -----------
            INTERNATIONAL EQUITY SECURITIES (26.9%)

            COMMON STOCKS (14.0%)

            CONSUMER DISCRETIONARY (1.4%)
            -----------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    3,466   Adidas - Salomon AG                                               222
  103,333   Burberry Group plc                                              2,014
    1,913   Christian Dior S.A.                                               276
   15,115   Compagnie Financiere Richemont S.A.                               865

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    4,640   LVMH Moet Hennessy - Louis Vuitton S.A.                   $       731
    6,085   Swatch Group Ltd.                                                 473
                                                                      -----------
                                                                            4,581
                                                                      -----------
            APPAREL RETAIL (0.1%)
      550   Industria de Diseno Textil S.A.                                    40
  174,870   Mr. Price Group Ltd.                                            1,506
                                                                      -----------
                                                                            1,546
                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.1%)
   11,400   Aisin Seiki Co. Ltd.                                              434
   21,000   NHK Spring Co.                                                    245
    6,800   NOK Corp.                                                         135
   11,200   Toyota Industries Corp.                                           386
                                                                      -----------
                                                                            1,200
                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.7%)
   28,026   Bayerische Motoren Werke AG                                     2,273
    6,000   Daihatsu Motor Co., Ltd.                                           94
   43,663   Daimler AG*                                                     3,076
  255,000   Fuji Heavy Industries Ltd.                                      2,185
   19,700   Honda Motor Co. Ltd.                                              854
  106,000   Isuzu Motors Ltd.                                                 476
   35,230   KIA Motors Corp.                                                1,792
   29,300   Nissan Motor Co. Ltd.                                             299
    6,794   Peugeot S.A. ADR*                                                 272
   13,844   Renault S.A.*                                                     848
   78,500   Suzuki Motor Corp.                                              1,853
   17,200   Toyota Motor Corp.                                                803
      406   Volkswagen AG                                                      62
                                                                      -----------
                                                                           14,887
                                                                      -----------
            BROADCASTING (0.1%)
       62   Fuji Television Network, Inc.                                     104
  620,075   ITV plc*                                                          879
    2,001   ProSiebenSat.1 Media AG                                            65
                                                                      -----------
                                                                            1,048
                                                                      -----------
            CASINOS & GAMING (0.1%)
  313,000   SJM Holdings Ltd.                                                 461
  275,600   Wynn Macau Ltd.                                                   741
                                                                      -----------
                                                                            1,202
                                                                      -----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,170   Yamada Denki Co. Ltd.                                              89
                                                                      -----------
            CONSUMER ELECTRONICS (0.0%)
    3,900   Sony Corp.                                                        143
                                                                      -----------
            DEPARTMENT STORES (0.0%)
   11,543   Next plc                                                          371
    2,764   PPR                                                               419
                                                                      -----------
                                                                              790
                                                                      -----------
            DISTRIBUTORS (0.1%)
   79,162   Imperial Holdings Ltd.                                          1,278
                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.0%)
  150,988   Kingfisher plc                                                    624
                                                                      -----------
            HOMEBUILDING (0.0%)
   13,000   Sekisui Chemical Co. Ltd.                                         102
                                                                      -----------

================================================================================

19  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            HOTELS, RESORTS, & CRUISE LINES (0.0%)
    5,518   Intercontinental Hotels Group plc                         $       123
    5,230   Orient-Express Hotels Ltd. "A"*                                    66
                                                                      -----------
                                                                              189
                                                                      -----------
            HOUSEHOLD APPLIANCES (0.0%)
    2,500   Rinnai Corp.                                                      153
                                                                      -----------
            INTERNET RETAIL (0.0%)
   17,900   Dena Co. Ltd.                                                     690
                                                                      -----------
            LEISURE PRODUCTS (0.0%)
   26,800   Sega Sammy Holdings, Inc.                                         608
                                                                      -----------
            MOVIES & ENTERTAINMENT (0.0%)
   36,707   Vivendi S.A.                                                    1,047
                                                                      -----------
            PUBLISHING (0.0%)
  194,705   Fairfax Media Ltd.                                                259
                                                                      -----------
            Total Consumer Discretionary                                   30,436
                                                                      -----------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
   16,987   Nutreco Holding N.V.                                            1,257
   45,193   Suedzucker AG                                                   1,241
                                                                      -----------
                                                                            2,498
                                                                      -----------
            BREWERS (0.0%)
    1,446   Heineken Holding N.V.                                              66
    4,603   InBev N.V.                                                        257
                                                                      -----------
                                                                              323
                                                                      -----------
            DISTILLERS & VINTNERS (0.1%)
   67,881   Diageo plc                                                      1,326
                                                                      -----------
            FOOD DISTRIBUTORS (0.0%)
    1,300   Kato Sangyo Co. Ltd.                                               23
                                                                      -----------
            FOOD RETAIL (0.2%)
   21,800   Alimentation Couche-Tard, Inc.                                    577
   17,268   Casino Guichard-Perrachon S.A.                                  1,691
   40,268   Jeronimo Martins, SGPS S.A.                                       646
   32,128   Kesko Oyj "B"                                                   1,384
   44,375   Koninklijke Ahold N.V.                                            596
    8,800   Seven & I Holdings Co. Ltd.                                       245
   37,794   Tesco plc                                                         248
    9,584   Woolworths Ltd.                                                   262
                                                                      -----------
                                                                            5,649
                                                                      -----------
            HOUSEHOLD PRODUCTS (0.1%)
   10,711   Henkel AG & Co.                                                   547
   15,652   Reckitt Benckiser Group plc                                       806
                                                                      -----------
                                                                            1,353
                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.1%)
   30,000   Aeon Co. Ltd.                                                     378
   16,852   Metro AG                                                        1,232
    1,837   Wesfarmers Ltd.                                                    62
                                                                      -----------
                                                                            1,672
                                                                      -----------
            PACKAGED FOODS & MEAT (0.4%)
    4,304   Associated British Foods plc                                       68
1,546,000   Charoen Pokphand Foods Public Co. Ltd.(e)                       1,203
   88,070   Goodman Fielder Ltd.                                              112
1,380,640   Marine Harvest ASA                                              1,621
   35,858   Nestle S.A.                                                     2,030

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   89,000   Nippon Meat Packers, Inc.                                 $     1,244
   31,920   Unilever N.V.                                                     963
   42,413   Unilever plc                                                    1,258
                                                                      -----------
                                                                            8,499
                                                                      -----------
            PERSONAL PRODUCTS (0.0%)
   25,800   Kao Corp.                                                         694
    1,939   L'Oreal S.A.                                                      225
                                                                      -----------
                                                                              919
                                                                      -----------
            SOFT DRINKS (0.0%)
   18,000   Coca Cola West Holdings Co.                                       331
                                                                      -----------
            TOBACCO (0.2%)
   39,494   British America Tobacco plc                                     1,581
   90,231   Imperial Tobacco Group plc                                      2,895
                                                                      -----------
                                                                            4,476
                                                                      -----------
            Total Consumer Staples                                         27,069
                                                                      -----------
            ENERGY (1.4%)
            -------------
            COAL & CONSUMABLE FUELS (0.0%)
  161,500   China Shenhua Energy Co. Ltd. "H"                                 669
                                                                      -----------
            INTEGRATED OIL & GAS (0.8%)
    9,100   BG Group plc                                                      221
  497,602   BP plc(c)                                                       4,002
   33,845   ENI S.p.A.                                                        825
    8,688   Origin Energy Ltd.                                                147
   69,478   Repsol YPF S.A.                                                 2,333
   93,058   Royal Dutch Shell plc "A"                                       3,347
   36,033   Royal Dutch Shell plc "A"(c)                                    1,296
   45,853   Royal Dutch Shell plc "B"(c)                                    1,639
   68,182   Statoil ASA                                                     1,797
   35,637   Total S.A.(c)                                                   2,184
                                                                      -----------
                                                                           17,791
                                                                      -----------
            OIL & GAS DRILLING (0.1%)
  468,000   China Oilfield Services Ltd. "H"                                  933
    4,290   Seadrill Ltd.                                                     163
    1,118   Transocean Ltd.*                                                   92
                                                                      -----------
                                                                            1,188
                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (0.0%)
    2,490   AMEC plc                                                           47
    2,068   Petrofac Ltd.                                                      47
                                                                      -----------
                                                                               94
                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
   41,700   Pacific Rubiales Energy Corp.                                   1,397
                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.4%)
   42,014   Caltex Australia                                                  674
  226,000   Cosmo Oil Co. Ltd.(b)                                             818
    7,500   Idemitsu Kosan Co. Ltd.                                           883
  386,900   JX Holdings, Inc.                                               2,710
  107,421   Polski Koncern Naftowy Orlen S.A.*                              1,708
    6,200   Showa Shell Sekiyu K.K.                                            56
  130,000   TonenGeneral Sekiyu K.K.                                        1,530
   50,499   Tupras-Turkiye Petrol Rafinerileri A.S.                         1,257
                                                                      -----------
                                                                            9,636
                                                                      -----------
            Total Energy                                                   30,775
                                                                      -----------

================================================================================

21  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            FINANCIALS (3.2%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
  206,154   3i Group plc                                              $     1,047
                                                                      -----------
            CONSUMER FINANCE (0.1%)
   12,780   ORIX Corp.                                                      1,429
                                                                      -----------
            DIVERSIFIED BANKS (1.7%)
2,659,000   Agricultural Bank of China Ltd.*                                1,318
   48,000   Aozora Bank Ltd.                                                  108
  148,043   Australia and New Zealand Banking Group Ltd.                    3,637
   58,923   Banco Bilbao Vizcaya Argentaria S.A.                              727
   75,374   Banco Santander S.A.(c)                                           929
2,076,000   Bank of China Ltd. "H"                                          1,090
   18,900   Bank of Nova Scotia                                             1,167
  243,479   Barclays plc                                                    1,266
   44,654   BNP Paribas S.A.                                                3,487
   13,000   Chuo Mitsui Trust Holdings, Inc.                                   55
   31,709   Commonwealth Bank of Australia                                  1,715
   19,919   DnB NOR ASA                                                       308
  165,707   HSBC Holdings plc(c)                                            1,826
1,321,000   Industrial and Commercial Bank of China Ltd. "H"                1,013
   88,552   Israel Discount Bank "A"*                                         179
   18,890   KBC Groep N.V.*                                                   790
  478,500   Mitsubishi UFJ Financial Group, Inc.                            2,650
    9,157   Mizrahi Tefahot Bank Ltd.                                          93
  624,000   Mizuho Trust & Banking Co., Ltd.                                1,282
   60,088   National Australia Bank Ltd.                                    1,579
   14,600   National Bank of Canada                                         1,125
   88,644   Natixis*                                                          528
   94,361   Nordea Bank AB                                                  1,073
  226,118   Royal Bank of Scotland Group plc*                                 166
   71,646   Skandinaviska Enskilda Banken "A"                                 652
   21,908   Societe Generale                                                1,540
    1,978   Standard Chartered plc                                             52
   86,100   Sumitomo Mitsui Financial Group, Inc.                           3,247
    8,721   Svenska Handelsbanken AB "A"                                      294
   16,965   Swedbank AB "A"*                                                  299
   68,541   Westpac Banking Corp.                                           1,642
  399,689   Yapi ve Kredi Bankasi A.S.*                                     1,115
                                                                      -----------
                                                                           36,952
                                                                      -----------
            DIVERSIFIED CAPITAL MARKETS (0.2%)
   11,307   Credit Suisse Group                                               523
   34,635   Deutsche Bank AG                                                2,227
   28,210   UBS AG*                                                           560
                                                                      -----------
                                                                            3,310
                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
    2,600   Lazard Ltd. "A"                                                   114
                                                                      -----------
            LIFE & HEALTH INSURANCE (0.2%)
  186,421   AMP Ltd.(b)                                                     1,008
      112   Dai Ichi Life Insurance                                           202
1,010,869   Legal & General Group plc                                       1,952
  454,039   Old Mutual plc                                                    971
    5,519   Swiss Life Holding*                                               912
                                                                      -----------
                                                                            5,045
                                                                      -----------
            MULTI-LINE INSURANCE (0.2%)
   10,772   Allianz Holding AG                                              1,552
  106,157   Aviva plc                                                         805
    4,009   AXA S.A.                                                           84
  193,571   Royal & Sun Alliance Insurance Group                              441

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    7,476   Sampo OYJ "A"                                             $       231
   11,662   Vienna Insurance Group                                            670
    3,345   Zurich Financial Services AG                                      971
                                                                      -----------
                                                                            4,754
                                                                      -----------
            MULTI-SECTOR HOLDINGS (0.0%)
   18,427   Criteria Caixacorp S.A.                                           133
    2,800   Eurazeo                                                           208
                                                                      -----------
                                                                              341
                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
   86,876   ING Groep N.V.*                                                 1,089
  170,104   Intermediate Capital Group plc                                    889
    8,167   OKO Bank plc "A"                                                  112
                                                                      -----------
                                                                            2,090
                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
     1,400  Allied World Assurance Co.                                         86
   193,616  Amlin plc                                                       1,220
     2,755  Argo Group International Holdings Ltd.                            105
     2,500  Aspen Insurance Holdings Ltd.                                      74
    19,100  AXIS Capital Holdings Ltd.                                        694
 1,232,000  PICC Property and Casualty Co. Ltd "H"*                         1,550
     9,300  XL Group plc                                                      217
                                                                      -----------
                                                                            3,946
                                                                      -----------
            REAL ESTATE DEVELOPMENT (0.1%)
   25,000   Cheung Kong Holdings Ltd.                                         389
  730,000   China Overseas Land & Investment Ltd.                           1,213
   11,000   Wheelock Properties Ltd.                                           16
                                                                      -----------
                                                                            1,618
                                                                      -----------
            REAL ESTATE OPERATING COMPANIES (0.0%)
   58,210   Immofinanz AG*                                                    257
                                                                      -----------
            REGIONAL BANKS (0.2%)
  168,751   Bendigo Bank Ltd.                                               1,608
    5,000   Chiba Bank Ltd.                                                    34
  211,000   Gunma Bank Ltd.                                                 1,303
  286,000   Nishi Nippon City Bank Ltd.                                       954
   19,100   Popular, Inc.*                                                     62
   87,400   Resona Holdings, Inc.                                             477
   11,800   Sapporo Hokuyo Holdings, Inc.                                      61
  105,000   Shinsei Bank Ltd.*(b)                                             134
   15,000   Yamaguchi Financial Group, Inc.                                   155
                                                                      -----------
                                                                            4,788
                                                                      -----------
            REINSURANCE (0.2%)
    8,355   Flagstone Reinsurance Holdings S.A.                                95
   40,486   Hannover Rueckversicherungs                                     2,357
    5,733   Montpelier Re Holdings Ltd.                                       116
   11,692   Muenchener Rueckversicherungs-Gesellschaft AG                   1,951
    4,319   Swiss Reinsurance Co. Ltd.                                        265
                                                                      -----------
                                                                            4,784
                                                                      -----------
            SPECIALIZED FINANCE (0.0%)
   32,800   Hong Kong Exchanges & Clearing Ltd.                               710
    3,640   Mitsubishi UFJ Lease & Finance Co., Ltd.                          161
                                                                      -----------
                                                                              871
                                                                      -----------
            Total Financials                                               71,346
                                                                      -----------
            HEALTH CARE (0.8%)
            ------------------
            HEALTH CARE SUPPLIES (0.0%)
    3,635   Coloplast A/S "B"                                                 512
                                                                      -----------

================================================================================

23  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            PHARMACEUTICALS (0.8%)
   78,531   AstraZeneca plc                                           $     3,825
    1,809   Bayer AG                                                          140
   81,786   GlaxoSmithKline plc                                             1,570
   26,405   Merck KGaA                                                      2,387
   34,946   Novartis AG                                                     1,960
   12,419   Novo Nordisk A/S                                                1,564
   25,582   Orion Oyj "B"                                                     585
   10,767   Roche Holdings AG                                               1,624
   41,525   Sanofi-Aventis S.A.                                             2,865
    4,700   Takeda Pharmaceutical Co. Ltd.                                    233
   11,162   Teva Pharmaceutical Industries Ltd.                               564
    2,500   Warner Chilcott plc "A"                                            59
                                                                      -----------
                                                                           17,376
                                                                      -----------
            Total Health Care                                              17,888
                                                                      -----------
            INDUSTRIALS (1.8%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
  110,375   BAE Systems plc(c)                                                590
   23,873   Safran S.A.                                                       849
                                                                      -----------
                                                                            1,439
                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.1%)
   85,955   Deutsche Post AG                                                1,576
    2,700   UTi Worldwide, Inc.                                                54
                                                                      -----------
                                                                            1,630
                                                                      -----------
            AIRLINES (0.0%)
   61,000   All Nippon Airways Co. Ltd.*                                      220
  103,000   Cathay Pacific Airways                                            239
      800   Copa Holdings S.A. "A"                                             43
    8,234   Deutsche Lufthansa AG*                                            168
                                                                      -----------
                                                                              670
                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.0%)
   82,138   Balfour Beatty plc                                                467
      786   Bouygues S.A.                                                      36
                                                                      -----------
                                                                              503
                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
   42,000   COSCO Corp. Ltd.                                                   65
   15,300   Komatsu Ltd.                                                      467
  195,000   Mitsui Engineering & Shipbuilding Co., Ltd.                       536
   10,533   Scania AB                                                         235
   41,500   Tata Motors Ltd. ADR                                            1,022
   98,947   Volvo AB "B"*                                                   1,712
  240,000   Weichai Power Co. Ltd. "H"                                      1,596
  358,000   Yangzijiang Shipbuilding Holdings Ltd.                            504
                                                                      -----------
                                                                            6,137
                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    1,563   Legrand S.A.                                                       66
    6,595   Schneider Electric S.A.                                         1,091
   39,400   Sumitomo Electric Industries Ltd.                                 575
                                                                      -----------
                                                                            1,732
                                                                      -----------
            HEAVY ELECTRICAL EQUIPMENT (0.1%)
  108,000   Mitsubishi Electric Corp.                                       1,277
                                                                      -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    6,561   Adecco S.A.                                                       442
                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.3%)
   21,686   DCC plc                                                           696

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,975   Delek Group Ltd.                                          $       710
    2,000   Hutchison Whampoa Ltd.                                             24
   29,509   Siemens AG                                                      3,974
   12,502   Wendel                                                          1,290
                                                                      -----------
                                                                            6,694
                                                                      -----------
            INDUSTRIAL MACHINERY (0.4%)
   94,279   Atlas Copco AB "A"                                              2,368
    5,860   Atlas Copco AB "B"                                                133
    2,750   Danieli & C. Officine Meccaniche S.p.A.                            48
    7,000   FANUC Ltd.                                                      1,085
   95,950   Invensys plc                                                      554
  114,800   JTEKT Corp.                                                     1,686
    6,473   Kone Oyj "B"(b)                                                   353
   17,576   Metso Corp.                                                       909
   20,304   SKF AB "B"                                                        566
    2,200   SMC Corp.                                                         375
                                                                      -----------
                                                                            8,077
                                                                      -----------
            MARINE (0.0%)
   63,000   Kawasaki Kisen Kaish Ltd.                                         274
   23,000   Nippon Yusen Kabushiki Kaisha                                     101
   65,000   Orient Overseas International Ltd.                                526
                                                                      -----------
                                                                              901
                                                                      -----------
            OFFICE SERVICES & SUPPLIES (0.0%)
      479   Societe BIC S.A.                                                   41
                                                                      -----------
            RAILROADS (0.0%)
       90   Central Japan Railway Co.                                         804
                                                                      -----------
            RESEARCH & CONSULTING SERVICES (0.0%)
    7,030   Bureau Veritas S.A.                                               543
   18,759   ITE Group plc                                                      72
                                                                      -----------
                                                                              615
                                                                      -----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
  209,400   Itochu Corp.                                                    2,166
   68,000   Marubeni Corp.                                                    519
   19,600   Mitsubishi Corp.                                                  542
   67,400   Mitsui & Co. Ltd.                                               1,224
   70,000   Noble Group Ltd.                                                  113
   58,800   Sumitomo Corp.                                                    868
   84,400   Toyota Tsusho Corp.                                             1,595
    7,733   Wolseley plc*                                                     269
                                                                      -----------
                                                                            7,296
                                                                      -----------
            TRUCKING (0.1%)
  213,858   FirstGroup plc                                                  1,268
                                                                      -----------
            Total Industrials                                              39,526
                                                                      -----------
            INFORMATION TECHNOLOGY (0.8%)
            -----------------------------
            APPLICATION SOFTWARE (0.0%)
    1,338   Dassault Systemes S.A.                                            102
    2,681   SAP AG                                                            162
                                                                      -----------
                                                                              264
                                                                      -----------
            COMMUNICATIONS EQUIPMENT (0.2%)
   37,341   Nokia Oyj                                                         324
   60,800   Research In Motion Ltd.*                                        4,014
                                                                      -----------
                                                                            4,338
                                                                      -----------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
   15,100   Seagate Technology plc*                                           192

================================================================================

25  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    2,600   Seiko Epson Corp.                                         $        43
                                                                      -----------
                                                                              235
                                                                      -----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.0%)
      779   Amadeus IT Holding S.A. "A"*                                       15
                                                                      -----------
            ELECTRONIC COMPONENTS (0.1%)
    7,300   Hamamatsu Photonics                                               280
    8,500   Kyocera Corp.                                                     881
    4,000   Murata Manufacturing Co., Ltd.                                    298
                                                                      -----------
                                                                            1,459
                                                                      -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
  484,000   Hitachi Ltd.                                                    2,929
    1,500   Keyence Corp.                                                     408
                                                                      -----------
                                                                            3,337
                                                                      -----------
            ELECTRONIC MANUFACTURING SERVICES (0.0%)
   77,112   Hon Hai Precision Industry Co. Ltd.                               574
                                                                      -----------
            IT CONSULTING & OTHER SERVICES (0.0%)
      480   OBIC Co., Ltd.                                                     96
                                                                      -----------
            OFFICE ELECTRONICS (0.1%)
   24,900   Canon, Inc.                                                     1,199
                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
   20,000   ASM Pacific Technology Ltd.                                       266
   25,059   ASML Holding N.V.                                               1,088
    1,400   Tokyo Electron Ltd.                                                91
                                                                      -----------
                                                                            1,445
                                                                      -----------
            SEMICONDUCTORS (0.2%)
  158,019   Infineon Technologies AG                                        1,729
   18,326   STMicroelectronics N.V.                                           235
  153,100   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                 1,882
                                                                      -----------
                                                                            3,846
                                                                      -----------
            Total Information Technology                                   16,808
                                                                      -----------
            MATERIALS (1.6%)
            ----------------
            COMMODITY CHEMICALS (0.1%)
   71,000   Asahi Kasei Corp.                                                 489
    2,796   Honam Petrochemical Corp.                                         770
   48,500   Kuraray Co.                                                       684
                                                                      -----------
                                                                            1,943
                                                                      -----------
            CONSTRUCTION MATERIALS (0.0%)
    1,254   RHI AG*                                                            47
                                                                      -----------
            DIVERSIFIED CHEMICALS (0.3%)
   54,443   BASF SE                                                         4,527
    3,604   Lanxess AG                                                        268
   94,000   Mitsubishi Chemical Holdings Corp.                                686
                                                                      -----------
                                                                            5,481
                                                                      -----------
            DIVERSIFIED METALS & MINING (1.0%)
   32,180   Anglo American Capital plc                                      1,744
   63,336   BHP Billiton Ltd.(c)                                            2,973
  106,927   BHP Billiton plc                                                4,230
  753,400   Grupo Mexico S.A.B. de C.V. "B"                                 2,871
    2,511   Korea Zinc Co. Ltd.                                               743
  490,489   Oxiana Ltd.                                                       809
   17,966   Rio Tinto Ltd.                                                  1,554
   50,421   Rio Tinto plc                                                   3,532
    1,300   Southern Copper Corp.                                              55

================================================================================

                                                  Portfolio of Investments |  26

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
   12,000   Sumitomo Metal Mining Co. Ltd.                            $       225
    5,818   Thompson Creek Metals Co., Inc.*                                   77
   97,725   Xstrata plc                                                     2,232
                                                                      -----------
                                                                           21,045
                                                                      -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
   19,256   Israel Chemicals Ltd.                                             320
    6,605   K&S AG                                                            510
    2,850   Yara International ASA                                            151
                                                                      -----------
                                                                              981
                                                                      -----------
            INDUSTRIAL GASES (0.0%)
    3,789   Linde AG                                                          578
                                                                      -----------
            METAL & GLASS CONTAINERS (0.0%)
   29,638   Rexam plc                                                         176
    4,800   Toyo Seikan Kaisha, Ltd.                                           88
                                                                      -----------
                                                                              264
                                                                      -----------
            PAPER PRODUCTS (0.2%)
  151,414   Mondi plc                                                       1,350
  223,633   Stora Enso Oyj                                                  2,520
   26,981   Svenska Cellulosa AB "B"                                          446
                                                                      -----------
                                                                            4,316
                                                                      -----------
            SPECIALTY CHEMICALS (0.0%)
    8,500   Nitto Denko Corp.                                                 512
   18,386   Yule Catto & Co. plc                                               64
                                                                      -----------
                                                                              576
                                                                      -----------
            STEEL (0.0%)
  102,000   Daido Steel Co. Ltd.                                              681
                                                                      -----------
            Total Materials                                                35,912
                                                                      -----------
            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
  335,252   BT Group plc                                                      993
   31,700   Chunghwa Telecom Co. Ltd. ADR                                     935
   20,000   Deutsche Telekom AG                                               269
   13,004   France Telecom S.A.                                               288
   26,608   Koninklijke (Royal) KPN N.V.                                      431
   23,530   KT Corp.                                                          815
   25,700   Nippon Telegraph & Telephone Corp.                              1,254
  769,033   Telecom Italia S.p.A.                                           1,115
  113,398   Telefonica S.A.(c)                                              2,879
   14,472   TeliaSonera AB                                                    122
   83,889   Telstra Corp. Ltd.                                                238
                                                                      -----------
                                                                            9,339
                                                                      -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
   34,700   America Movil S.A.B. de C.V. ADR "L"                            1,992
    2,047   Mobistar S.A.                                                     131
   21,782   Partner Communications Co.                                        404
   34,000   SoftBank Corp.                                                  1,394
   48,100   Vivo Participacoes S.A.                                         1,726
2,130,831   Vodafone Group plc                                              6,038
                                                                      -----------
                                                                           11,685
                                                                      -----------
            Total Telecommunication Services                               21,024
                                                                      -----------
            UTILITIES (0.9%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
   31,205   E.ON AG                                                         1,024
  240,141   Enel S.p.A.(c)                                                  1,431

================================================================================

27  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
    4,155   Fortum Oyj                                                $       129
   49,590   Iberdrola S.A.                                                    433
  118,100   Kansai Electric Power Co., Inc.                                 3,098
    8,678   Public Power Corp.                                                134
  206,291   SP AusNet                                                         183
  405,324   Terna-Rete Elettrica Nationale S.p.A.                           1,869
   22,500   Tohoku Electric Power Co., Inc.                                   523
                                                                      -----------
                                                                            8,824
                                                                      -----------
            GAS UTILITIES (0.2%)
    9,001   Enagas S.A.                                                       193
  246,908   Snam Rete Gas S.p.A.                                            1,351
  572,000   Tokyo Gas Co. Ltd.                                              2,552
                                                                      -----------
                                                                            4,096
                                                                      -----------
            MULTI-UTILITIES (0.2%)
  431,111   Centrica plc                                                    2,383
   57,393   Gaz de France S.A.                                              2,326
   61,903   National Grid plc                                                 575
    3,271   RWE AG                                                            221
                                                                      -----------
                                                                            5,505
                                                                      -----------
            WATER UTILITIES (0.1%)
   53,807   Severn Trent plc                                                1,301
                                                                      -----------
            Total Utilities                                                19,726
                                                                      -----------
            Total Common Stocks (cost: $264,346)                          310,510
                                                                      -----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
---------------------------------------------------------------------------------
            PREFERRED SECURITIES (0.8%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.0%)
    4,020   Volkswagen AG                                                     682
                                                                      -----------
            CONSUMER STAPLES (0.0%)
            -----------------------
            HOUSEHOLD PRODUCTS (0.0%)
    6,501   Henkel AG & Co. KGaA                                              391
                                                                      -----------
            FINANCIALS (0.8%)
            -----------------
            DIVERSIFIED BANKS (0.3%)
   91,845   Banco Bradesco S.A.                                             1,766
   90,050   Banco Itau Holding Financeira S.A.                              2,003
  204,982   Itausa - Investimentos Itau S.A.                                1,496
                                                                      -----------
                                                                            5,265
                                                                      -----------
            REINSURANCE (0.5%)
    3,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
               acquired 1/23/2007 and 3/02/2007; cost $3,065*(f)            1,500
  $10,000   Swiss Re Capital I, LP, 6.85%, perpetual(d)                     9,950
                                                                      -----------
                                                                           11,450
                                                                      -----------
            Total Financials                                               16,715
                                                                      -----------
            Total Preferred Securities (cost: $16,283)                     17,788
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  28

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            RIGHTS (0.0%)

            FINANCIALS (0.0%)
            -----------------
            REAL ESTATE OPERATING COMPANIES (0.0%)
   58,210   Immofinanz AG*(e)                                         $        --
                                                                      -----------
            TELECOMMUNICATION SERVICES (0.0%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
   14,472   TeliaSonera AB*(e)                                                  1
                                                                      -----------
            Total Rights (cost: $1)                                             1
                                                                      -----------
            INVESTMENT COMPANIES (12.1%)
1,189,360   iShares MSCI EAFE Index ETF(b)                                 73,205
4,224,807   Vanguard Emerging Market ETF                                  196,073
                                                                      -----------
            Total Investment Companies (cost: $251,134)                   269,278
                                                                      -----------
            Total International Equity Securities (cost: $531,764)        597,577
                                                                      -----------
            PRECIOUS METALS AND MINERALS SECURITIES (3.7%)

            GOLD (3.1%)

            AFRICAN GOLD COMPANIES (0.4%)
   90,000   AngloGold Ashanti Ltd. ADR(b)                                   4,396
  280,000   Gold Fields Ltd. ADR                                            5,015
                                                                      -----------
                                                                            9,411
                                                                      -----------
            AUSTRALIAN GOLD COMPANIES (0.2%)
  120,000   Newcrest Mining Ltd.                                            4,634
                                                                      -----------
            EUROPEAN GOLD COMPANIES (0.2%)
   45,000   Randgold Resources Ltd. ADR*                                    3,643
                                                                      -----------
            NORTH AMERICAN GOLD COMPANIES (2.1%)
   55,000   Agnico-Eagle Mines Ltd.(b)                                      3,869
    3,823   Allied Nevada Gold Corp.*                                         116
  125,000   Barrick Gold Corp.                                              6,602
  240,000   Eldorado Gold Corp.                                             4,095
  290,000   Gammon Gold, Inc.*(b)                                           2,569
  120,000   Goldcorp, Inc.(b)                                               5,737
  220,000   IAMGOLD Corp.                                                   4,664
  270,000   Kinross Gold Corp.                                              4,282
  102,100   Newmont Mining Corp.                                            5,643
   90,000   Royal Gold, Inc.                                                4,466
  360,000   Yamana Gold, Inc.                                               4,583
                                                                      -----------
                                                                           46,626
                                                                      -----------
            SOUTH AMERICAN GOLD COMPANIES (0.2%)
   90,000   Compania de Minas Buenaventura S.A. ADR                         4,200
                                                                      -----------
            Total Gold                                                     68,514
                                                                      -----------
            PLATINUM GROUP METALS (0.4%)
  130,000   Impala Platinum Holdings Ltd.                                   3,837
  130,000   Lonmin plc                                                      3,880
                                                                      -----------
            Total Platinum Group Metals                                     7,717
                                                                      -----------

================================================================================

29  | USAA Cornerstone Strategy Fund

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            SILVER (0.2%)
    6,936   Fresnillo plc                                             $       180
  110,000   Silver Wheaton Corp.*                                           4,680
                                                                      -----------
            Total Silver                                                    4,860
                                                                      -----------
            Total Precious Metals and Minerals
              Securities (cost: $51,527)                                   81,091
                                                                      -----------
            GLOBAL REAL ESTATE EQUITY SECURITIES (1.4%)

            COMMON STOCKS (0.9%)

            DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
   26,000   Daiwa House Industry Co. Ltd.                                     332
   49,500   Kerry Properties Ltd.                                             240
   39,129   Lend Lease Group                                                  363
    2,600   St. Joe Co.*(b)                                                    70
   18,000   Sun Hung Kai Properties Ltd.                                      290
   16,000   Swire Pacific Ltd.                                                223
  169,000   UOL Group Ltd.                                                    593
   95,000   Wharf (Holdings) Ltd.                                             624
  138,000   Wheelock & Co. Ltd.                                               501
                                                                      -----------
            Total Diversified Real Estate Activities                        3,236
                                                                      -----------
            REAL ESTATE DEVELOPMENT (0.0%)
      688   Howard Hughes Corp.*                                               40
                                                                      -----------
            REAL ESTATE OPERATING COMPANIES (0.0%)
    3,600   Forest City Enterprises, Inc. "A"*                                 68
                                                                      -----------
            REITs - DIVERSIFIED (0.1%)
  108,472   BGP Holdings plc, acquired 08/06/2009; cost: $0*(e),(f)            --
   13,984   Cousins Properties, Inc.                                          118
  118,187   GPT Group                                                         373
  261,772   Stockland                                                       1,013
   15,137   Vornado Realty Trust                                            1,413
                                                                      -----------
            Total REITs - Diversified                                       2,917
                                                                      -----------
            REITs - INDUSTRIAL (0.1%)
   41,000   AMB Property Corp.                                              1,492
   25,161   DCT Industrial Trust, Inc.                                        141
    8,257   First Potomac Realty Trust                                        133
    3,800   ProLogis                                                           62
                                                                      -----------
            Total REITs - Industrial                                        1,828
                                                                      -----------
            REITs - MORTGAGE (0.0%)
    4,400   Annaly Capital Management, Inc.                                    79
   24,900   Chimera Investment Corp.                                          107
    6,495   Invesco Mortgage Capital                                          152
                                                                      -----------
            Total REITs - Mortgage                                            338
                                                                      -----------
            REITs - OFFICE (0.1%)
   13,000   Boston Properties, Inc.                                         1,247
    1,900   CommonWealth REIT                                                  55
    2,300   Digital Realty Trust, Inc.(b)                                     135
   10,443   Franklin Street Properties Corp.                                  157
                                                                      -----------
            Total REITs - Office                                            1,594
                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  30

================================================================================

                                                                           MARKET
NUMBER                                                                      VALUE
OF SHARES   SECURITY                                                        (000)
---------------------------------------------------------------------------------
            REITs - RESIDENTIAL (0.2%)
    7,874   Associated Estates Realty Corp.                           $       128
   10,615   AvalonBay Communities, Inc.                                     1,285
   20,000   Equity LifeStyle Properties, Inc.                               1,161
   26,100   Equity Residential Properties Trust                             1,438
                                                                      -----------
            Total REITs - Residential                                       4,012
                                                                      -----------
            REITs - RETAIL (0.2%)
    4,352   CBL & Associates Properties, Inc.                                  78
    7,149   General Growth Properties*                                        114
   14,347   Inland Real Estate Corp.                                          135
    3,100   Kimco Realty Corp.                                                 60
    4,779   Pennsylvania REIT                                                  69
    2,900   Realty Income Corp.                                               104
   25,000   Regency Centers Corp.                                           1,131
   14,074   Simon Property Group, Inc.                                      1,549
   15,002   Westfield Group                                                   149
   29,716   Westfield Retail Trust                                             81
                                                                      -----------
            Total REITs - Retail                                            3,470
                                                                      -----------
            REITs - SPECIALIZED (0.1%)
    9,612   DiamondRock Hospitality Co.*                                      113
    2,300   HCP, Inc.                                                          87
    1,000   Health Care REIT, Inc.                                             52
   14,450   Hersha Hospitality Trust                                           95
    5,293   Host Hotels & Resorts, Inc.                                        97
   29,000   Nationwide Health Properties, Inc.                              1,239
    1,200   Plum Creek Timber Co., Inc.                                        50
      959   Public Storage                                                    108
      856   Rayonier, Inc.                                                     53
   97,114   Sunstone Hotel Investors, Inc.*                                 1,043
    1,200   Ventas, Inc.                                                       67
                                                                      -----------
            Total REITs - Specialized                                       3,004
                                                                      -----------
            Total Common Stocks (cost: $15,069)                            20,507
                                                                      -----------
            RIGHTS (0.0%)

            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
    9,500   Wharf (Holdings) Ltd.*(e) (cost: $-)                               18
                                                                      -----------
            INVESTMENT COMPANIES (0.5%)
1,331,232   ING International Real Estate Fund (cost: $8,038)              11,888
                                                                      -----------
            Total Global Real Estate Equity Securities
               (cost: $23,107)                                             32,413
                                                                      -----------
            ALTERNATIVE INVESTMENT STRATEGIES (0.9%)
2,014,691   PIMCO Commodity Real Return Strategy Fund (cost $14,481)       19,482
                                                                      -----------

================================================================================

31  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                   COUPON                                 VALUE
(000)       SECURITY                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------
            BONDS (32.7%)

            CORPORATE OBLIGATIONS (19.0%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            DRUG RETAIL (0.4%)
$   9,866   CVS Caremark Corp.(a)                          6.30%          6/01/2037       $     9,721
                                                                                          -----------
            ENERGY (0.9%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    7,280   Enbridge Energy Partners, LP(a)                8.05          10/01/2037             7,765
    4,780   Enterprise Products Operating, LP(a)           7.00           6/01/2067             4,779
    7,750   Southern Union Co.(a)                          7.20          11/01/2066             7,324
                                                                                          -----------
                                                                                               19,868
                                                                                          -----------
            Total Energy                                                                       19,868
                                                                                          -----------
            FINANCIALS (13.8%)
            ------------------
            CONSUMER FINANCE (0.8%)
   10,052   American Express Co.(a)                        6.80           9/01/2066            10,294
    7,500   Capital One Financial Corp.(a)                 7.69           8/15/2036             7,791
                                                                                          -----------
                                                                                               18,085
                                                                                          -----------
            DIVERSIFIED BANKS (0.6%)
    1,000   Emigrant Bancorp, Inc.(a),(d)                  6.25           6/15/2014               834
    5,800   USB Realty Corp.(a),(d)                        6.09                   -(g)          4,691
    8,500   Wells Fargo Capital XIII(a)                    7.70                   -(g)          8,776
                                                                                          -----------
                                                                                               14,301
                                                                                          -----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    8,693   Goldman Sachs Capital II(a)                    5.79                   -(g)          7,519
                                                                                          -----------
            LIFE & HEALTH INSURANCE (2.1%)
   10,000   Great-West Life & Annuity Insurance Co.(d)     7.15           5/16/2046            10,350
   10,000   Lincoln National Corp.(a)                      7.00           5/17/2066            10,050
    1,300   MetLife Capital Trust X(a),(d)                 9.25           4/08/2038             1,580
    4,500   MetLife, Inc.                                  6.40          12/15/2066             4,324
    2,000   MetLife, Inc.(a)                              10.75           8/01/2069             2,772
    6,500   Prudential Financial, Inc.(a)                  8.88           6/15/2038             7,637
   10,030   StanCorp Financial Group, Inc.(a)              6.90           6/01/2067             9,641
                                                                                          -----------
                                                                                               46,354
                                                                                          -----------
            MULTI-LINE INSURANCE (1.3%)
   10,012   Genworth Financial, Inc.(a)                    6.15          11/15/2066             7,947
   10,705   Glen Meadow(a),(d)                             6.51           2/12/2067             9,581
    2,070   Liberty Mutual Group, Inc.(a)                  7.30           6/15/2014             2,251
   10,010   Nationwide Mutual Insurance Co.(a),(d)         5.81          12/15/2024             9,473
                                                                                          -----------
                                                                                               29,252
                                                                                          -----------
            MULTI-SECTOR HOLDINGS (0.1%)
    2,000   Leucadia National Corp.(a)                     8.65           1/15/2027             2,050
                                                                                          -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    3,000   AgFirst Farm Credit Bank(a)                    6.59                   -(g)          2,380
    3,360   Bank of America Corp. Capital Trust XV         1.10(h)        6/01/2056             2,302
    5,000   BankAmerica Capital III                        0.87(h)        1/15/2027             3,718
    4,000   BankBoston Capital Trust IV                    0.90(h)        6/08/2028             2,975
    2,000   First Republic Bank Corp.(a)                   7.75           9/15/2012             2,141
    7,710   General Electric Capital Corp.(a)              6.38          11/15/2067             7,922
    2,000   General Electric Capital Corp.                 6.38          11/15/2067             2,055
    8,000   JPMorgan Chase & Co. Capital XXI               1.25(h)        2/02/2037             6,401

================================================================================

                                                  Portfolio of Investments |  32

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                   COUPON                                 VALUE
(000)       SECURITY                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------
$   1,625   MBNA Capital B                                 1.10%(h)       2/01/2027       $     1,207
                                                                                          -----------
                                                                                               31,101
                                                                                          -----------
            PROPERTY & CASUALTY INSURANCE (2.7%)
    7,000   Alleghany Corp.                                5.63           9/15/2020             7,125
   10,000   Allstate Corp.(a)                              6.13           5/15/2037            10,250
    3,000   Fund American Companies, Inc.                  5.88           5/15/2013             3,140
    8,000   Ironshore Holdings, Inc.(d)                    8.50           5/15/2020             8,432
    7,000   Progressive Corp.(a)                           6.70           6/15/2037             7,491
    7,670   QBE Insurance Group Ltd.(d)                    5.65           7/01/2023             7,195
    1,000   RLI Corp.(a)                                   5.95           1/15/2014             1,043
    6,500   Travelers Companies, Inc.(a)                   6.25           3/15/2037             6,768
    8,000   White Mountains Re Group Ltd.(d)               6.38           3/20/2017             8,216
                                                                                          -----------
                                                                                               59,660
                                                                                          -----------
            REGIONAL BANKS (2.9%)
    3,000   Cullen/Frost Bankers, Inc.(a)                  5.75           2/15/2017             2,929
   10,000   Fifth Third Capital Trust IV(a)                6.50           4/15/2037             9,825
    3,500   First Empire Capital Trust I(a)                8.23           2/01/2027             3,558
    2,000   First Maryland Capital Trust I                 1.30(h)        1/15/2027             1,526
    5,000   Fulton Capital Trust I(a)                      6.29           2/01/2036             4,313
    8,000   Huntington Capital III(a)                      6.65           5/15/2037             7,763
    5,039   Manufacturers & Traders Trust Co.(a)           5.63          12/01/2021             4,966
    4,000   PNC Preferred Funding Trust(a),(d)             6.52                   -(g)          3,286
    4,979   PNC Preferred Funding Trust III(a),(d)         8.70                   -(g)          5,363
    1,000   Sky Financial Capital Trust I                  9.34           5/01/2030             1,026
    2,000   Susquehanna Bancshares, Inc.(a)                2.12(h)        5/01/2014             1,758
    4,000   Susquehanna Capital II(a)                     11.00           3/23/2040             4,440
    3,000   TCF National Bank(a)                           5.50           2/01/2016             2,889
   10,000   Webster Capital Trust IV(a)                    7.65           6/15/2037            10,025
                                                                                          -----------
                                                                                               63,667
                                                                                          -----------
            REINSURANCE (0.6%)
    4,000   Alterra Finance, LLC                           6.25           9/30/2020             4,016
    4,000   Max USA Holdings Ltd.(a),(d)                   7.20           4/14/2017             4,065
    4,000   Platinum Underwriters Finance, Inc.(a)         7.50           6/01/2017             4,149
                                                                                          -----------
            Total Reinsurance                                                                  12,230
                                                                                          -----------
            REITs - OFFICE (0.4%)
    4,000   Brandywine Operating Partnership, LP(a)        5.70           5/01/2017             4,175
    1,426   HRPT Properties Trust(a)                       5.75          11/01/2015             1,515
    2,715   HRPT Properties Trust(a)                       6.25           8/15/2016             2,927
    1,000   HRPT Properties Trust(a)                       6.25           6/15/2017             1,047
                                                                                          -----------
                                                                                                9,664
                                                                                          -----------
            REITs - RETAIL (0.4%)
    2,592   Developers Diversified Realty Corp.            5.38          10/15/2012             2,685
    2,000   Developers Diversified Realty Corp.(a)         5.50           5/01/2015             2,101
    3,000   New Plan Excel Realty Trust, Inc.              5.30           1/15/2015             2,595
      413   New Plan Excel Realty Trust, Inc., acquired
              02/20/2009; cost: $140(f)                    7.68          11/02/2026               367
                                                                                          -----------
                                                                                                7,748
                                                                                          -----------
            REITs - SPECIALIZED (0.2%)
    3,500   Ventas Realty, LP(a)                           6.75           4/01/2017             3,718
                                                                                          -----------
            Total Financials                                                                  305,349
                                                                                          -----------
            INDUSTRIALS (0.4%)
            ------------------
            AIRLINES (0.1%)
    1,364   America West Airlines, Inc. Pass-Through
               Trust (INS)                                 7.93           1/02/2019             1,422
                                                                                          -----------
            RAILROADS (0.3%)
    7,000   BNSF Funding Trust I                           6.61          12/15/2055             7,298
                                                                                          -----------

================================================================================

33  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                   COUPON                                 VALUE
(000)       SECURITY                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------
            Total Industrials                                                             $     8,720
                                                                                          -----------
            INFORMATION TECHNOLOGY (0.2%)
            -----------------------------
            SEMICONDUCTORS (0.2%)
$   5,000   Intel Corp.                                    2.95%         12/15/2035             5,269
                                                                                          -----------
            UTILITIES (3.3%)
            ----------------
            ELECTRIC UTILITIES (1.5%)
    1,605   Cedar Brakes II, LLC(d)                        9.88           9/01/2013             1,696
    5,000   FPL Group Capital, Inc.(a)                     6.35          10/01/2066             4,899
    4,000   FPL Group Capital, Inc.(a)                     6.65           6/15/2067             3,985
    1,000   FPL Group Capital, Inc.(a)                     7.30           9/01/2067             1,044
      247   Oglethorpe Power Corp.                         6.97           6/30/2011               248
   10,000   PPL Capital Funding, Inc.(a)                   6.70           3/30/2067             9,837
    1,000   SPI Electricity Property Ltd. (INS)(a)         7.25          12/01/2016             1,135
    9,911   Texas Competitive Electric
              Holdings Co., LLC(i)                         3.80(h)       10/10/2014             8,360
    1,955   Texas Competitive Electric
              Holdings Co., LLC(i)                         3.80(h)       10/10/2014             1,646
                                                                                          -----------
                                                                                               32,850
                                                                                          -----------
            MULTI-UTILITIES (1.8%)
    6,500   Dominion Resources, Inc.(a)                    7.50           6/30/2066             6,767
    3,500   Dominion Resources, Inc.(a)                    6.30           9/30/2066             3,422
    9,741   Integrys Energy Group, Inc.(a)                 6.11          12/01/2066             9,484
   10,000   Puget Sound Energy, Inc.(a)                    6.97           6/01/2067             9,937
   10,000   Wisconsin Energy Corp.(a)                      6.25           5/15/2067            10,000
                                                                                          -----------
                                                                                               39,610
                                                                                          -----------
            Total Utilities                                                                    72,460
                                                                                          -----------
            Total Corporate Obligations (cost: $354,209)                                      421,387
                                                                                          -----------
            EURODOLLAR AND YANKEE OBLIGATIONS (2.5%)

            ENERGY (0.5%)
            -------------
            OIL & GAS DRILLING (0.0%)
     493    Delek & Avner-Yam Tethys Ltd.(d)               5.33           8/01/2013               495
                                                                                          -----------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
   10,000   TransCanada Pipelines Ltd.(a)                  6.35           5/15/2067            10,177
                                                                                          -----------
            Total Energy                                                                       10,672
                                                                                          -----------
            FINANCIALS (1.5%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    6,625   BayernLB Capital Trust I                       6.20                   -(g)          3,445
    2,500   Landsbanki Islands hf, acquired 10/12/2007;
               cost $2,500(d),(e),(f),(j)                  7.43                   -(g)             --
                                                                                          -----------
                                                                                                3,445
                                                                                          -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
    5,000   Brookfield Asset Management, Inc.(a)           5.80           4/25/2017             5,166
                                                                                          -----------
            MULTI-LINE INSURANCE (1.1%)
    3,270   AXA S.A.                                       3.67(h)                -(g)          2,240
    5,192   AXA S.A.                                       3.68(h)                -(g)          3,763
   10,665   Oil Insurance Ltd.(a),(d)                      7.56                   -(g)         10,120
    3,000   ZFS Finance USA Trust II(a),(d)                6.45          12/15/2065             3,090
    5,190   ZFS Finance USA Trust IV(a),(d)                5.88           5/09/2032             5,190
                                                                                          -----------
            Total Multi-Line Insurance                                                         24,403
                                                                                          -----------
            REGIONAL BANKS (0.0%)
    3,000   Glitnir Banki hf, acquired 9/11/2006 and
              10/18/2006; cost $3,051(d),(e),(f),(j)       7.45                   -(g)             --
                                                                                          -----------

================================================================================

                                                  Portfolio of Investments |  34

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                   COUPON                                 VALUE
(000)       SECURITY                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------
            Total Financials                                                              $    33,014
                                                                                          -----------
            INDUSTRIALS (0.4%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.4%)
$  10,000   Hutchison Whampoa, Ltd.(d)                     6.00%                  -(g)         10,123
                                                                                          -----------
            MATERIALS (0.1%)
            ----------------
            DIVERSIFIED METALS & MINING (0.1%)
    1,429   Glencore Finance S.A.                          8.00                   -(g)          1,444
                                                                                          -----------
            Total Eurodollar and Yankee
              Obligations (cost: $51,875)                                                      55,253
                                                                                          -----------
            ASSET-BACKED SECURITIES (0.6%)

            FINANCIALS (0.6%)
            -----------------
            ASSET-BACKED FINANCING (0.6%)
      125   Aerco Ltd.(d)                                  0.79(h)        7/15/2025               117
    3,000   AESOP Funding II, LLC(a),(d)                   9.31          10/20/2013             3,304
      329   Banc of America Securities Auto Trust          5.51           2/19/2013               329
    3,000   Credit Acceptance Auto Loan Trust(d)           5.68           5/15/2017             3,101
    1,194   Prestige Auto Receivables Trust "A"(d)         5.67           4/15/2017             1,216
    3,000   SLM Student Loan Trust                         0.75(h)        7/15/2036             2,019
    1,718   SLM Student Loan Trust                         0.85(h)       10/25/2038             1,409
    1,579   Trinity Rail Leasing, LP(d)                    5.90           5/14/2036             1,526
                                                                                          -----------
            Total Financials                                                                   13,021
                                                                                          -----------
            Total Asset-Backed Securities (cost: $12,698)                                      13,021
                                                                                          -----------
            COMMERCIAL MORTGAGE SECURITIES (7.6%)

            FINANCIALS (7.6%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (7.6%)
    2,000   Banc of America Commercial Mortgage, Inc.(a)   4.77           7/10/2043             1,978
    1,200   Banc of America Commercial Mortgage, Inc.      4.95           7/10/2043             1,232
    8,045   Banc of America Commercial Mortgage, Inc.      5.81           7/10/2044             8,324
    3,000   Banc of America Commercial Mortgage, Inc.(a)   5.77           5/10/2045             3,189
    1,175   Banc of America Commercial Mortgage, Inc.      5.68           7/10/2046             1,247
    6,000   Banc of America Commercial Mortgage, Inc.(a)   5.18           9/10/2047             3,914
    5,682   Banc of America Commercial Mortgage, Inc.
               (a),(d)                                     6.14           9/10/2047             5,937
      304   Bear Stearns Commercial Mortgage Securities,
              Inc.                                         4.00           3/13/2040               310
    3,500   Bear Stearns Commercial Mortgage Securities,
              Inc.                                         5.69           6/11/2050             3,778
    4,500   Citigroup Commercial Mortgage Trust            6.10          12/10/2049             4,801
   10,000   Commercial Mortgage Loan Trust                 6.08           7/10/2038             9,902
    6,000   Commercial Mortgage Loan Trust(a)              6.02          12/10/2049             6,218
    2,000   Commercial Mortgage Loan Trust                 5.54          12/11/2049             1,955
    2,500   Credit Suisse Commercial Mortgage Trust        6.02           6/15/2038             2,621
    4,000   Credit Suisse Commercial Mortgage Trust(a)     6.02           6/15/2038             4,374
    1,050   Credit Suisse Commercial Mortgage Trust(a)     5.55           2/15/2039             1,058
    2,000   Credit Suisse First Boston Mortgage
              Securities Corp.(a),(d)                      6.65          12/18/2035             2,003
    2,213   Credit Suisse First Boston Mortgage
              Securities Corp.(d)                          5.02           1/15/2037             2,051
    4,750   Credit Suisse First Boston Mortgage
              Securities Corp.(a)                          5.10           8/15/2038             4,761
    3,355   GE Capital Commercial Mortgage Corp.           5.61          12/10/2049             3,113
    4,000   GE Commercial Mortgage Corp.                   5.07           7/10/2045             4,015
    2,500   GMAC Commercial Mortgage Securities, Inc.(a)   4.75           5/10/2043             2,557

================================================================================

35  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                   COUPON                                 VALUE
(000)       SECURITY                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------
$      55   Government Lease Trust(d)                      6.48%          5/18/2011       $        56
      723   GS Mortgage Securities Corp. II(a),(d)         6.45           8/05/2018               738
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(a)                          4.99           9/12/2037             1,993
      625   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             5.00          10/15/2042               645
    1,969   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(a)                          5.49           4/15/2043             2,084
    3,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(a)                          5.81           6/12/2043             3,250
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             5.33          12/15/2044             1,547
    2,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             5.33          12/15/2044             1,453
    2,500   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             5.48           5/15/2045             2,306
   10,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             5.41           5/15/2047             9,365
    4,500   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                             6.26           2/15/2051             4,778
      573   LB-UBS Commercial Mortgage Trust               4.56           9/15/2026               580
    3,000   LB-UBS Commercial Mortgage Trust(d)            5.33          12/15/2036             2,761
    1,500   Merrill Lynch Mortgage Trust                   5.24          11/12/2037             1,553
    1,000   Merrill Lynch Mortgage Trust                   5.38           1/12/2044               634
    3,000   Merrill Lynch Mortgage Trust                   5.38           8/12/2048             3,154
    3,500   Merrill Lynch Mortgage Trust(a)                5.83           6/12/2050             3,809
    7,000   Merrill Lynch Mortgage Trust(a)                5.69           2/12/2051             7,511
    5,000   Merrill Lynch/Countrywide Commercial
              Mortgage Trust(a)                            5.36           8/12/2048             5,182
    3,000   ML-CFC Commercial Mortgage Trust               5.42           8/12/2048             2,856
    3,000   ML-CFC Commercial Mortgage Trust(a)            6.16           8/12/2049             3,091
    4,000   ML-CFC Commercial Mortgage Trust(a)            5.70           9/12/2049             4,336
    4,000   Morgan Stanley Capital I, Inc.(a)              5.97           8/12/2041             4,290
      878   Morgan Stanley Capital I, Inc.                 5.15           8/13/2042               733
      723   Morgan Stanley Capital I, Inc.                 5.17           8/13/2042               504
    3,000   Morgan Stanley Capital I, Inc.(a)              5.81          12/12/2049             3,268
    5,000   Morgan Stanley Capital I, Inc.(a)              4.77           7/15/2056             4,984
    2,000   Prudential Mortgage Capital Funding, LLC(a)    6.76           5/10/2034             2,008
    1,986   Wachovia Bank Commercial Mortgage Trust(a)     5.00           7/15/2041             2,001
      933   Wachovia Bank Commercial Mortgage Trust        4.66           4/15/2042               938
    3,000   Wachovia Bank Commercial Mortgage Trust(a)     4.61           5/15/2044             3,026
    4,500   Wachovia Bank Commercial Mortgage Trust        5.42           1/15/2045             4,847
                                                                                          -----------
                                                                                              169,619
                                                                                          -----------
            Total Financials                                                                  169,619
                                                                                          -----------
            Total Commercial Mortgage Securities (cost: $133,018)                             169,619
                                                                                          -----------
            U.S. GOVERNMENT AGENCY ISSUES (0.0%)(k)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
       47   Government National Mortgage Assn. I           6.50           5/15/2023                53
       46   Government National Mortgage Assn. I           6.50           4/15/2024                52
       20   Government National Mortgage Assn. I           7.50           3/15/2017                20
       21   Government National Mortgage Assn. I           7.50           3/15/2017                24
        7   Government National Mortgage Assn. I           8.00           6/15/2016                 7
        4   Government National Mortgage Assn. I           8.00           9/15/2016                 4
        7   Government National Mortgage Assn. I           8.00          11/15/2016                 8
        4   Government National Mortgage Assn. I           8.50           6/15/2016                 4
        3   Government National Mortgage Assn. I           8.50           6/15/2016                 3
        8   Government National Mortgage Assn. I           8.50           7/15/2016                10
        1   Government National Mortgage Assn. I           8.50           9/15/2016                 2
       14   Government National Mortgage Assn. I           8.50          12/15/2016                14
        8   Government National Mortgage Assn. I           8.50          12/15/2016                 9
        1   Government National Mortgage Assn. I           8.50           1/15/2017                 1

================================================================================

                                                  Portfolio of Investments |  36

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                   COUPON                                 VALUE
(000)       SECURITY                                       RATE            MATURITY             (000)
-----------------------------------------------------------------------------------------------------
$       4   Government National Mortgage Assn. I           8.50%          1/15/2017       $         5
        1   Government National Mortgage Assn. I           8.50           2/15/2017                 1
        1   Government National Mortgage Assn. I           9.00           6/15/2016                 1
        1   Government National Mortgage Assn. I           9.00           7/15/2016                 2
        1   Government National Mortgage Assn. I           9.00           8/15/2016                 1
        1   Government National Mortgage Assn. I           9.00           9/15/2016                 1
        1   Government National Mortgage Assn. I           9.00          10/15/2016                 1
        7   Government National Mortgage Assn. I           9.50           9/15/2016                 7
        2   Government National Mortgage Assn. I           9.50          11/15/2016                 2
        2   Government National Mortgage Assn. I           9.50          11/15/2016                 2
        6   Government National Mortgage Assn. I           9.50           4/15/2017                 6
                                                                                          -----------
                                                                                                  240
                                                                                          -----------
            Total U.S. Government Agency Issues (cost: $216)                                      240
                                                                                          -----------
            U.S. TREASURY SECURITIES (2.8%)

            BONDS (2.8%)
   36,500   4.25%, 11/15/2040                                                                  35,017
   33,000   4.67%, 5/15/2040                                                                    8,200
   19,000   4.75%, 2/15/2041                                                                   19,816
                                                                                          -----------
            Total Bonds (cost: $63,937)                                                        63,033
                                                                                          -----------
            Total U.S. Treasury Securities (cost: $63,937)                                     63,033
                                                                                          -----------
            MUNICIPAL BONDS (0.2%)

            CASINOS & GAMING (0.1%)
    4,000   Mashantucket (Western) Pequot Tribe, acquired
              7/29/2005 and 10/05/2009; cost
              $3,410(d),(f),(j)                            5.91           9/01/2021             1,564
    1,775   Seneca Nation of Indians Capital Improvements
              Auth.(a)                                     6.75          12/01/2013             1,744
                                                                                          -----------
                                                                                                3,308
                                                                                          -----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    1,625   Erie County Tobacco Asset Securitization
               Corp.(a)                                   6.00            6/01/2028             1,383
                                                                                          -----------
            Total Municipal Bonds (cost: $6,766)                                                4,691
                                                                                          -----------
            Total Bonds (cost: $622,719)                                                      727,244
                                                                                          -----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.3%)

            MONEY MARKET FUNDS (1.3%)
28,832,771  State Street Institutional Liquid Reserve Fund, 0.21%(l)                           28,833
                                                                                          -----------

PRINCIPAL
AMOUNT
(000)
-----------------------------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.0%)
$      170  0.15%, 6/16/2011(m),(n)                                                               170
                                                                                          -----------

================================================================================

37  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                      MARKET
AMOUNT                                                                                          VALUE
(000)       SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            Total Money Market Instruments cost: $29,003)                                $     29,003
                                                                                         ------------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.9%)

            REPURCHASE AGREEMENTS (0.5%)
$   5,574   Credit Suisse First Boston LLC, 0.19%, acquired on 2/28/2011 and due 3/01/2011 at $5,574 (collateralized by $5,375 of
               Fannie Mae(k)(+), 3.00%, due 9/16/2014; market value $5,686)                     5,574
    5,417   Deutsche Bank Securities, Inc., 0.19%, acquired on 2/28/2011 and due 3/01/2011 at $5,417 (collateralized by $4,935 of
               Federal Home Loan Bank, 3.10%, due 9/08/2020; $809 of Fannie
               Mae(k)(+), 0.50%, due 9/07/2012; combined market value $5,525)                   5,417
                                                                                         ------------
            Total Repurchase Agreements                                                        10,991
                                                                                         ------------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.4%)
   48,500   Blackrock Liquidity Funds Tempfund, 0.15%(l)                                           48
8,781,931   Fidelity Institutional Money Market Portfolio, 0.21%(l)                             8,782
                                                                                         ------------
            Total Money Market Funds                                                            8,830
                                                                                         ------------
            Total Short-term Investments Purchased With Cash Collateral
              From Securities Loaned (cost: $19,821)                                           19,821
                                                                                         ------------

            TOTAL INVESTMENTS (COST: $1,890,633)                                         $  2,222,407
                                                                                         ============

NUMBER
OF
CONTRACTS
-----------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.1%)
    5,000   Put - iShares MSCI EAFE Index expiring April 16, 2011 at 60                           565
   12,800   Put - iShares MSCI EAFE Index expiring March 19, 2011at 58                            333
    5,000   Put - iShares MSCI Emerging Market Index expiring March 19, 2011 at 44                160
      200   Put - Russell 2000 Index expiring March 19, 2011 at 760                                60
      400   Put - S&P 500 Index expiring March 19, 2011 at 1260                                   170
      900   Put - S&P 500 Index expiring March 19, 2011 at 1270                                   472
      300   Put - S&P 500 Index expiring March 19, 2011 at 1300                                   291
                                                                                         ------------

            TOTAL PURCHASED OPTIONS (COST: $4,455)                                       $      2,051
                                                                                         ============

================================================================================

                                                  Portfolio of Investments |  38

================================================================================

NUMBER                                                                                         MARKET
OF                                                                                              VALUE
CONTRACTS                                                                                       (000)
-----------------------------------------------------------------------------------------------------
            WRITTEN OPTIONS (0.1%)
   (2,500)  Call - iShares MSCI EAFE Index Expiring April 16, 2011 at 64                $        (137)
   (2,400)  Call - iShares MSCI EAFE Index Expiring March 19, 2011 at 61                         (314)
   (2,000)  Call - iShares MSCI EAFE Index expiring March 19, 2011 at 62                         (141)
   (2,000)  Call - iShares MSCI EAFE Index Expiring March 19, 2011 at 63                          (61)
     (590)  Call - S&P 500 Index expiring March 19, 2011 at 1340                                 (596)
     (200)  Call - S&P 500 Index expiring March 19, 2011 at 1350                                 (124)
     (500)  Call - S&P 500 Index expiring March 19, 2011 at 1360                                 (165)
  (15,800)  Put - iShares MSCI EAFE Index expiring March 19, 2011 at 54                          (158)
   (1,000)  Put - iShares MSCI Emerging Index expiring March 19, 2011 at 42                        (9)
   (4,000)  Put - iShares MSCI Emerging Market Index expiring March 19, 2011 at 41                (18)
     (200)  Put - Russell 2000 Index expiring March 19, 2011 at 710                               (18)
   (1,400)  Put - S&P 500 Index expiring March 19, 2011 at 1180                                  (172)
     (200)  Put - S&P 500 Index expiring March 19, 2011 at 1200                                   (30)
                                                                                         ------------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $2,738)                            $     (1,943)
                                                                                         ============

                                                                                          UNREALIZED
 NUMBER OF                                                                               APPRECIATION/
 CONTRACTS                                    EXPIRATION           CONTRACT             (DEPRECIATION)
LONG/(SHORT)                                     DATE             VALUE (000)                (000)
------------------------------------------------------------------------------------------------------
            FUTURES (1.3%)
      170   DJ Euro Stoxx 50 Index             3/18/2011           $      707            $         23
       70   FTSE 100 Index                     3/18/2011                  680                      14
       50   Nikkei 225 Index                   3/10/2011                  534                      21
   20,600   Russell 2000 Mini Index            3/18/2011               16,952                   1,031
    7,100   S&P 500 E-Mini Index               3/18/2011                9,415                     553
   10,000   Topix IndeX                        3/11/2011                  116                       8
                                                                                         ------------

            TOTAL FUTURES                                                                $      1,650
                                                                                         ============

================================================================================

39  | USAA Cornerstone Strategy Fund

================================================================================

($ IN 000s)                                              VALUATION HIERARCHY
                                                         -------------------
                                         (LEVEL 1)          (LEVEL 2)             (LEVEL 3)
                                       QUOTED PRICES          OTHER             SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT          UNOBSERVABLE
                                          MARKETS          OBSERVABLE              INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                    ASSETS                                                      TOTAL
-----------------------------------------------------------------------------------------------------------
  U.S. EQUITY SECURITIES:
    COMMON STOCKS                      $     511,948       $        --          $         --    $   511,948
    PREFERRED SECURITIES                          --            21,119                 5,600         26,719
    WARRANTS                                      --                --                    --             --
    INVESTMENT COMPANIES                     177,109                --                    --        177,109
  INTERNATIONAL EQUITY SECURITIES:
    COMMON STOCKS                            309,307             1,203                    --        310,510
    PREFERRED SECURITIES                       6,338            11,450                    --         17,788
    RIGHTS                                        --                 1                    --              1
    INVESTMENT COMPANIES                     269,278                --                    --        269,278
  PRECIOUS METALS AND MINERALS
  SECURITIES:
    GOLD                                      68,514                --                    --         68,514
    PLATINUM GROUP METALS                      7,717                --                    --          7,717
    SILVER                                     4,860                --                    --          4,860
  GLOBAL REAL ESTATE EQUITY
  SECURITIES:
    COMMON STOCKS                             20,507                 --                   --         20,507
    RIGHTS                                        --                 18                   --             18
    INVESTMENT COMPANIES                      11,888                 --                   --         11,888
  ALTERNATIVE INVESTMENT
    STRATEGIES                                19,482                 --                   --         19,482
BONDS:
  CORPORATE OBLIGATIONS                           --            421,387                   --        421,387
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                     --             55,253                   --         55,253
  ASSET-BACKED SECURITIES                         --             13,021                   --         13,021
  COMMERCIAL MORTGAGE SECURITIES                  --            169,619                   --        169,619
  U.S. GOVERNMENT AGENCY ISSUES                   --                240                   --            240
  U.S. TREASURY SECURITIES                    63,033                 --                   --         63,033
  MUNICIPAL BONDS                                 --              4,691                   --          4,691
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          28,833                 --                   --         28,833
  U.S. TREASURY BILLS                            170                 --                   --            170
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  REPURCHASE AGREEMENTS                           --             10,991                   --         10,991
  MONEY MARKET FUNDS                           8,830                 --                   --          8,830
PURCHASED OPTIONS                              2,051                 --                   --          2,051
FUTURES*                                       1,650                 --                   --          1,650
-----------------------------------------------------------------------------------------------------------
Total                                  $   1,511,515       $    708,993         $      5,600    $ 2,226,108
-----------------------------------------------------------------------------------------------------------

  *Futures contracts are valued at the unrealized appreciation/depreciation on the investment.

                                         (LEVEL 1)          (LEVEL 2)             (LEVEL 3)
                                       QUOTED PRICES          OTHER             SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT          UNOBSERVABLE
                                          MARKETS          OBSERVABLE              INPUTS
                                       FOR IDENTICAL         INPUTS
LIABILITIES                             LIABILITIES                                                   TOTAL
-----------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                       $       (1,943)      $        --           $         --   $    (1,943)
-----------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  40

================================================================================

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                                          PREFERRED
                                                                         SECURITIES
-----------------------------------------------------------------------------------
Balance as of May 31, 2010                                                   $5,600

Net realized gain (loss)                                                          -

Change in net unrealized appreciation/depreciation                                -

Net purchases (sales)                                                             -

Transfers in and/or out of Level 3                                                -
-----------------------------------------------------------------------------------
Balance as of February 28, 2011                                              $5,600
-----------------------------------------------------------------------------------

For the period of June 1, 2010 through February 28, 2011, common stocks with a fair value of $228,779,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At February 28, 2011, closing prices were not adjusted for these securities.

================================================================================

41  | USAA Cornerstone Strategy Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

42  | USAA Cornerstone Strategy Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

43  | USAA Cornerstone Strategy Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note A5; certain foreign common stock valued using quoted prices in active markets for similar assets; rights valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value; and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at February 28, 2011, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period.

================================================================================

                                         Notes to Portfolio of Investments |  44

================================================================================

Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to

================================================================================

45  | USAA Cornerstone Strategy Fund

================================================================================

their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of February 28, 2011, was approximately $19,470,000.

H. As of February 28, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2011, were $363,235,000 and $33,865,000, respectively, resulting in net unrealized appreciation of $329,370,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,221,733,000 at February 28, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.8% of net assets at February 28, 2011.

J. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         Notes to Portfolio of Investments |  46

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
iShares Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT     Real estate investment trust
SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) At February 28, 2011, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(b)      The security or a portion thereof was out on loan as of February
         28, 2011.
(c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at February 28, 2011.

================================================================================

47  | USAA Cornerstone Strategy Fund

================================================================================

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) Security was fair valued at February 28, 2011, the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2011, was $3,431,000, which represented 0.1% of the Fund's net assets.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2011.
(i) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2011. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association
         (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(l) Rate represents the money market fund annualized seven-day yield at February 28, 2011.
(m) Securities with a value of $170,000 are segregated as collateral for initial margin requirements on open futures contracts.
(n) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*        Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  48





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      April 25, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       April 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       April 26, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.